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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23592

First Eagle Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)(Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: December 31

Date of reporting period: June 30,2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2

Semiannual Report

June 30, 2024

First Eagle Credit Opportunities Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Table of Contents

Fund Overview	4
Consolidated Schedule of Investments	5
Consolidated Statement of Assets and Liabilities	50
Consolidated Statement of Operations	51
Consolidated Statements of Changes in Net Assets	52
Consolidated Statement of Cash Flows	54
Financial Highlights	56
Notes to Financial Statements	60
Fund Expenses	88
General Information	92
Dividend Reinvestment Plan	93
Board Considerations for Continuation of Advisory Agreement	94
Board Considerations for Continuation of Subadvisory Agreement	97

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund

Fund Overview

Data as of June 30, 2024 (unaudited)

Asset Allocation*^ (%)

Top 5 Industries* (%)

Health Care Services	14.5
Application Software	6.0
Research & Consulting Services	3.1
Pharmaceuticals	3.0
IT Consulting & Other Services	2.9

Debt Breakdown** (%)

Secured vs. Unsecured
First Lien Secured Loans	89.42
Second Lien Secured Loans	4.96
Unsecured Debt	5.62
Floating vs Fixed
Floating Rate	94.38
Fixed Rate	5.62

Portfolio Characteristics**

Weighted Average Loan Spread	5.11%
% of Portfolio at Floor	0.00%
Weighted Average Maturity (Years)	3.96
Weighted Average Duration (Years)	0.32
Weighted Average Days to Reset	37.79 ***
Weighted Average Purchase Price	$96.79
Weighted Average Market Price	$93.70
Number of Positions	405

^  Broadly Syndicated Loans, Middle Market Loans and Directly Originated Loans are presented under the Senior Loans category on the Schedule of Investments.

~  The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

*  Asset Allocation and Industries percentages are based on total investments in the portfolio.

**  Excludes short-term investments, common stocks and warrants.

***  Includes Senior Loans only.

†  Less than 0.05%.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans (a) — 101.8%
Advertising — 2.0%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2023 May Incremental Term Loan — First Lien (SOFR 1 month + 4.25%), 9.59%, 5/3/2028	6,943,909	6,945,332
New Insight Holdings Inc. (Research Now/ Dynata/Survey Sampling), DIP Term Loan — First Lien (SOFR 1 month + 8.75%), 14.21%, 8/6/2024‡	374,482	378,227
New Insight Holdings Inc. (Research Now/Dynata/ Survey Sampling), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 0.00%, 12/20/2024^	4,921,656	3,733,618
WH Borrower, LLC (aka WHP Global), 2024-2 Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.82%, 2/15/2027‡	1,980,000	1,955,250
WH Borrower, LLC (aka WHP Global), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.82%, 2/15/2027	2,947,500	2,911,585
		15,924,012
Aerospace & Defense — 1.2%
Chromalloy, Term Loan — First Lien (SOFR 3 month + 3.75%), 9.06%, 3/27/2031	3,000,000	3,012,750
HDT Holdco, Inc., Initial Term Loan — First Lien (SOFR 3 month + 1.00%, 0.75% Floor), 11.44%, 7/8/2027	2,677,215	1,669,913
MAG DS Corp., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.93%, 4/1/2027‡ (b)(c)	1,972,926	1,913,739
New Constellis Borrower LLC, Extended Term B Loan — First Lien (SOFR 3 month + 7.75%, 1.00% Floor), 13.33%, 9/27/2025	2,971,871	2,879,000
		9,475,402
Agricultural & Farm Machinery — 0.1%
Hydrofarm Holdings Group, Inc., Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.96%, 10/25/2028‡ (b)(c)	1,175,252	969,583

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Air Freight & Logistics — 0.2%
LaserShip, Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.50%, 0.75% Floor), 10.10%, 5/7/2028 (d)	1,903,745	1,627,445
Airlines — 0.5%
AAdvantage Loyalty IP Ltd., Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.75% Floor), 10.34%, 4/20/2028	4,000,000	4,137,500
Alternative Carriers — 0.3%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan — First Lien (SOFR 1 month + 4.33%, 0.50% Floor), 9.67%, 3/9/2027	2,977,157	2,633,861
Apparel Retail — 0.3%
Lids Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.99%, 12/14/2026‡ (b)	2,108,952	2,108,952
Apparel, Accessories & Luxury Goods — 1.5%
Outerstuff LLC, 2023 Extended Closing Date Loan — First Lien (SOFR 3 month + 8.50%, 2.50% Floor), 14.07%, 12/31/2027‡	7,823,337	7,497,378
Rachel Zoe, Inc., Tranche A Loan — First Lien (SOFR 3 month + 7.66%, 3.00% Floor), 12.97%, 10/9/2026‡ (b)(c)(e)	1,150,815	1,150,815
TR Apparel, LLC, Term Loan — First Lien (SOFR 1 month + 9.00%, 2.00% Floor), 14.33%, 6/21/2027‡ (b)(c)(e)	3,230,299	3,230,299
		11,878,492
Application Software — 6.6%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.75%, 0.75% Floor), 11.09%, 7/22/2029‡ (b)(e)	2,661,957	2,615,372
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan — First Lien (PRIME 3 month + 4.75%), 13.25%, 7/22/2028‡ (b)(e)	17,391	17,087
AppHub LLC, Delayed Draw Tem Loan — First Lien (SOFR 6 month + 5.50%, 1.00% Floor), 10.97%, 9/29/2028‡ (b)(e)	365,863	365,863

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 6.6% (continued)
AppHub LLC, Term Loan — First Lien (SOFR 6 month + 5.50%, 1.00% Floor), 10.98%, 9/29/2028‡ (b)(c)(e)	2,655,580	2,655,580
AppLovin Corp., Initial Term Loan 2024 — First Lien (SOFR 1 month + 2.50%, 0.50% Floor), 7.84%, 8/16/2030	4,985,000	4,996,141
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.83%, 7/15/2027‡ (b)(c)(e)	3,421,250	3,421,250
Apryse Software Corp. (PDFTron Systems Inc.), 2024-1 Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.83%, 7/15/2027‡ (b)(c)(e)	1,820,948	1,820,948
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.83%, 7/15/2027‡ (b)(c)(e)	353,516	353,516
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.83%, 7/15/2027‡ (b)(c)(e)	1,091,361	1,091,361
Boxer Parent Co., Inc. (BMC Software) (Banff Merger Sub), 2028 Extended Dollar Term Loan — First Lien (SOFR 1 month + 4.00%), 9.34%, 12/29/2028	2,983,595	2,993,441
CMI Marketing, Inc. (AdThrive), Initial Term Loan 2021 — First Lien (SOFR 1 month + 4.25%), 9.71%, 3/23/2028	997,429	980,598
EagleView Technology Corp., Term Loan — First Lien (SOFR 3 month + 3.50%), 9.10%, 8/14/2025 (d)	3,476,502	3,357,710
Enverus Holdings, Inc., Initial Term Loan — First Lien (SOFR 1 month + 5.50%, 0.75% Floor), 10.84%, 12/24/2029‡ (b)	3,838,514	3,848,110
Flexera Software LLC (fka Flexera Software, Inc.), Term Loan — First Lien (SOFR 3 month + 3.50%, 0.75% Floor), 8.83%, 3/3/2028	992,332	997,293
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), 2024 Incremental No. 2 Dollar Term Loan — First Lien (SOFR 1 month + 3.50%, 0.75% Floor), 8.84%, 12/1/2027	994,859	1,000,723

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 6.6% (continued)
Help/Systems Holdings, Inc. (Fortra), Term Loan — First Lien (SOFR 3 month + 4.00%, 0.75% Floor), 9.43%, 11/19/2026	992,228	896,106
Instructure Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 2.75%, 0.50% Floor), 8.35%, 10/30/2028	1,989,822	1,991,066
Mitchell International, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.25%), 8.58%, 6/17/2031 (d)	4,100,000	4,070,234
QuickBase Inc. (Quartz Holding Co.), Term Loan — First Lien (SOFR 3 month + 3.75%), 9.30%, 10/2/2028‡ (b)	3,979,058	3,981,604
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.69%, 11/17/2028‡ (b)(c)(e)	3,262,813	3,262,812
Sunshine Software Merger Sub Inc. (Cornerstone OnDemand), Initial Term Loan — First Lien (SOFR 1 month + 3.75%, 0.50% Floor), 9.21%, 10/16/2028	992,386	939,457
TMA Buyer, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.94%, 9/30/2027‡ (b)(e)	145,609	136,144
TMA Buyer, LLC, Revolving Credit Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.93%, 9/30/2027‡ (b)(e)	46,196	43,193
TMA Buyer, LLC, Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 9/30/2027‡ (b)(c)(e)	1,223,270	1,143,758
Upland Software, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.75%), 9.19%, 8/6/2026	4,021,006	3,842,554
Veracode (Mitnick Corp., Purchaser Inc.), Initial Term Loan — First Lien (SOFR 3 month + 4.50%, 0.50% Floor), 9.93%, 5/2/2029	2,955,000	2,757,015
		53,578,936
Asset Management & Custody Banks — 1.8%
Advisor Group Holdings Inc. (Osaic Holdings), Term B-3 Loan — First Lien (SOFR 1 month + 4.00%), 9.34%, 8/17/2028	2,992,500	3,005,413
Apella Capital LLC, Initial Term Loan — First Lien (PRIME 3 month + 5.50%, 1.00% Floor), 14.00%, 3/1/2029‡ (b)(c)(e)	1,266,825	1,243,072

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asset Management & Custody Banks — 1.8% (continued)
Apella Capital LLC, Revolving Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.85%, 3/1/2029‡ (b)(e)	250,000	245,312
Modena Buyer LLC (End User Computing), Term — First Lien 4/17/2031 (d)	5,000,000	4,886,725
Oak Point Partners, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.69%, 12/1/2027‡ (b)(c)(e)	2,501,281	2,476,268
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 3/19/2027‡ (b)(c)(e)	886,958	886,958
Orion Group Holdco, LLC, First Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.60%, 3/19/2027‡ (b)(c)(e)	2,148,227	2,148,227
		14,891,975
Auto Parts & Equipment — 2.2%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 12/19/2025‡ (b)(c)(e)	1,408,664	1,408,664
First Brands Group, LLC, Term Loan B — First Lien (SOFR 3 month + 5.00%), 10.59%, 3/30/2027	1,262,960	1,257,435
Hertz Corp., The, 2023 Incremental Term Loan — First Lien (SOFR 3 month + 3.75%), 9.10%, 6/30/2028	3,628,194	3,299,716
Hertz Corp., The, Initial Term B Loan — First Lien (SOFR 3 month + 3.25%), 8.86%, 6/30/2028	1,133,581	1,028,469
Hertz Corp., The, Initial Term C Loan — First Lien (SOFR 3 month + 3.25%), 8.86%, 6/30/2028	219,677	199,308
Power Stop, LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 10.20%, 1/26/2029 (d)	11,163,122	10,935,227
		18,128,819
Automotive Retail — 0.4%
BW Gas & Convenience Holdings, LLC (Yesway), Initial Term Loan — First Lien (SOFR 1 month + 3.50%), 8.96%, 3/31/2028‡	2,992,288	2,996,028

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Brewers — 2.2%
City Brewing Co., LLC, First Lien Second Out Term Loan — First Lien (SOFR 3 month + 3.50%), 9.09%, 4/14/2028‡	8,516,856	6,813,485
City Brewing Co., LLC, First-Out Closing Date Exchanging Term Loan — First Lien (SOFR 3 month + 3.50%, 0.75% Floor), 9.09%, 4/5/2028‡	8,258,040	7,576,751
City Brewing Co., LLC, Term Loan — New Money — First Lien (SOFR 3 month + 6.25%), 11.58%, 4/5/2028‡	3,522,235	3,575,069
		17,965,305
Broadcasting — 1.3%
A-L Parent LLC (Learfield), 2023 Term Loan — First Lien (SOFR 1 month + 5.50%, 2.00% Floor), 10.84%, 6/30/2028	787,497	793,647
Allen Media, LLC, Initial Term Loan 2021 — First Lien (SOFR 3 month + 5.50%), 10.98%, 2/10/2027	1,954,074	1,474,105
Terrier Media Buyer Inc. (Cox Media Group), 2021 Term B Loan — First Lien (SOFR 3 month + 3.50%), 8.93%, 12/17/2026	9,948,454	7,931,803
		10,199,555
Casinos & Gaming — 2.0%
Caesars Entertainment Inc., Incremental Term B-1 Loan — First Lien (SOFR 3 month + 2.75%), 8.10%, 2/6/2031	15,000,000	15,030,448
Jack Ohio Finance (Jack Entertainment), Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 0.75% Floor), 10.21%, 10/4/2028	981,233	984,304
		16,014,752
Commercial Printing — 0.5%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Initial Purchased Tranche A Term Loan — First Lien (SOFR 1 month + 6.75%, 2.00% Floor), 12.06%, 2/25/2028 (c)	906,888	832,070
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Initial Tranche B Term Loan — First Lien (SOFR 3 month + 5.25%, 2.00% Floor), 10.56%, 10/25/2028‡ (c)	3,995,900	1,478,483

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Printing — 0.5% (continued)
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), New Money Tranche A Term Loan — First Lien (SOFR 1 month + 6.75%, 2.00% Floor), 12.07%, 2/25/2028 (c)	1,619,443	1,485,839
		3,796,392
Commodity Chemicals — 0.6%
A&A Global Imports, LLC, First Out Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor, 11.97% PIK), 11.97%, 6/1/2026‡ (b)(c)(e)	896,104	896,104
A&A Global Imports, LLC, Last Out Term Loan — First Lien (SOFR 3 month + 8.50%, 1.00% Floor, 13.97% PIK), 13.97%, 6/1/2026‡ (b)(c)(e)	1,002,126	100,213
A&A Global Imports, LLC, New Revolving Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.94%, 6/1/2026‡ (b)(e)	3,256	3,256
(PRIME 1 month + 5.50%, 1.00% Floor), 14.00%, 6/1/2026‡ (b)(e)	12,663	12,663
Ineos US Finance LLC, 2031 Dollar Term Loan — First Lien (SOFR 1 month + 3.75%), 9.09%, 2/7/2031	1,000,000	1,003,750
USALCO, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.60%, 10/19/2027‡ (b)(c)(e)	201,718	201,718
USALCO, LLC, Term Loan A — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.57%, 10/19/2027‡ (b)(c)(e)	2,925,000	2,925,000
		5,142,704
Communications Equipment — 0.4%
SonicWALL Inc., Initial Term Loan — Second Lien (SOFR 3 month + 7.50%), 12.98%, 5/18/2026	3,855,000	3,580,331
Construction & Engineering — 0.8%
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 2 Term Loan — Second Lien (SOFR 1 month + 7.50%, 0.75% Floor), 12.94%, 2/15/2030‡	1,867,696	1,872,365

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Construction & Engineering — 0.8% (continued)
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 3 Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 9.34%, 2/15/2029	1,965,000	1,976,053
RL James, Inc. (HH Restore Acquisition, Inc.), Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 12/15/2028‡ (b)(c)(e)	954,110	936,220
TriStrux, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/23/2026‡ (b)(c)(e)	316,118	271,861
TriStrux, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/23/2026‡ (b)(c)(e)	903,409	776,932
TriStrux, LLC, Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.45%, 12/23/2026‡ (b)(e)	316,385	272,091
		6,105,522
Construction Machinery & Heavy Trucks — 0.2%
AI Mistral Luxembourg Subco Sarl (V. Group), 2022 Extended Term B Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.34%, 9/30/2025‡	1,743,202	1,817,288
Distributors — 1.0%
Highline Aftermarket Acquisition, LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.50%, 0.75% Floor), 9.94%, 11/9/2027	928,187	933,988
Project Castle, Inc. (Material Handling Systems Inc./ MHS/Deliver Buyer) , Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.80%, 6/1/2029	7,979,695	7,148,491
		8,082,479
Diversified Chemicals — 1.1%
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 3/31/2029‡ (b)(e)	2,928,667	2,870,093
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan Retired — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 3/31/2029‡ (b)(c)(e)	5,166,843	5,063,507

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Chemicals — 1.1% (continued)
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver — First Lien (SOFR 1 month + 6.25%), 11.68%, 3/31/2029‡ (b)(e)	568,869	557,492
		8,491,092
Diversified Metals & Mining — 1.1%
Form Technologies (Dynacast), Last Out Term Loan — First Lien (SOFR 3 month + 9.25%, 1.00% Floor), 14.70%, 10/22/2025‡ (c)	282,739	208,991
Form Technologies (Dynacast), Term B Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 10.20%, 7/22/2025 (c)	321,797	308,925
Mid-State Machine and Fabricating Corp., Revolver — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.84%, 6/21/2029‡ (b)(e)	333,333	328,333
Mid-State Machine and Fabricating Corp., Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.84%, 6/21/2029‡ (b)(c)(e)	8,333,333	8,208,333
		9,054,582
Diversified Support Services — 0.5%
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan — First Lien (SOFR 3 month + 5.00%, 0.50% Floor), 10.35%, 6/10/2028‡ (b)(c)	4,433,333	4,427,791
Education Services — 1.4%
Cengage Learning Acquisitions, Inc., Term Loan B — First Lien (SOFR 6 month + 4.25%, 1.00% Floor), 9.54%, 3/15/2031	3,000,000	3,012,195
Point Quest Acquisition, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.99%, 8/14/2028‡ (b)(c)(e)	7,565,489	7,565,489
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.95%, 8/14/2028‡ (b)(e)	576,669	576,669
		11,154,353

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Electric Utilities — 0.2%
Granite Acquisition Inc. (Wheelabrator) (WIN Waste Innovations Holdings), Initial Term Loan — First Lien 3/24/2028 (d)	1,518,971	1,418,248
Electrical Components & Equipment — 0.8%
Electrical Components International, Inc. (ECI), Closing Date Term Loan — First Lien (SOFR 1 month + 6.50%, 2.00% Floor), 11.83%, 5/10/2029‡ (b)(c)(e)	6,033,333	5,912,667
Electrical Components International, Inc. (ECI), Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.50%, 2.00% Floor), 11.84%, 5/10/2029‡ (b)(e)	286,667	280,933
		6,193,600
Electronic Equipment & Instruments — 0.1%
VeriFone Systems, Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.00%), 9.60%, 8/20/2025	992,126	816,167
Electronic Manufacturing Services — 1.3%
Creation Technologies Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.50% Floor), 11.32%, 10/5/2028	4,974,619	4,638,833
Natel Engineering Co., Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.71%, 4/30/2026 (c)	6,839,851	6,032,748
		10,671,581
Environmental & Facilities Services — 0.8%
EnergySolutions (Energy Capital Partners), Initial Term Loan — First Lien (SOFR 1 month + 3.75%), 9.09%, 9/20/2030	2,930,663	2,957,229
SR Landscaping, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.43%, 10/30/2029‡ (b)(c)(e)	2,688,477	2,661,592
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 10/30/2029‡ (b)(e)	477,125	472,353

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Environmental & Facilities Services — 0.8% (continued)
SR Landscaping, LLC, Revolving Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.43%, 10/30/2029‡ (b)(e)	44,511	44,066
		6,135,240
Financial Exchanges & Data — 0.6%
Priority Holdings LLC, PRTH Term Loan B USD — First Lien (SOFR 1 month + 4.75%), 10.08%, 4/24/2029	4,814,563	4,822,098
Footwear — 0.1%
SHO Holding I Corp., New Money Delayed Draw DIP — First Lien (SOFR 1 month + 8.00%, 1.00% Floor), 13.44%, 1/12/2031‡ (b)	542,943	518,511
Health Care Equipment — 0.7%
Carestream Dental Equipment Inc., Initial Term Loan — First Lien (ICE LIBOR USD 1 month + 3.25%, 1.00% Floor), 8.71%, 9/1/2024	5,956,572	5,182,218
Carestream Dental Equipment Inc., Tranche B Term Loan — First Lien (SOFR 3 month + 4.50%, 0.50% Floor), 10.07%, 9/1/2024	965,823	804,048
		5,986,266
Health Care Facilities — 2.1%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.49%, 6/8/2029‡ (b)(c)(e)	1,802,631	1,748,552
Crisis Prevention Institute Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 10.08%, 4/9/2031	2,000,000	2,008,330
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien (SOFR 1 month + 5.25%), 10.69%, 5/28/2027‡ (b)(c)(e)	1,980,000	1,930,500
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien (SOFR 6 month + 5.25%), 10.68%, 5/28/2027‡ (b)(c)(e)	1,980,000	1,930,500

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Facilities — 2.1% (continued)
Quorum Health Resources (QHR), Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 10.79%, 5/28/2027‡ (b)(c)(e)	1,046,292	1,020,135
RegionalCare Hospital Partners Holdings Inc. (Lifepoint Health), Term Loan B — First Lien (SOFR 3 month + 4.00%), 9.33%, 5/9/2031	3,362,530	3,371,474
RegionalCare Hospital Partners Holdings Inc. (Lifepoint Health), 2024 Refinancing Term Loan — First Lien (SOFR 3 month + 4.75%), 10.06%, 11/16/2028	4,987,500	5,020,866
		17,030,357
Health Care Services — 16.1%
Anne Arundel Dermatology Management, LLC, DDTL A — First Lien (SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025‡ (b)(c)(e)	116,824	105,142
Anne Arundel Dermatology Management, LLC, DDTL B — First Lien (SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025‡ (b)(c)(e)	197,886	178,097
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien (SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025‡ (b)(e)	557,254	501,331
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien (SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025‡ (b)(c)(e)	1,927,840	1,735,056
Aspen Dental Management Inc. (aka: ADMI Corp.), Amendment No.10 Extended Term Loan — First Lien (SOFR 1 month + 5.75%), 11.09%, 12/23/2027	2,985,000	3,009,865
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.25%, 9/29/2028‡ (b)(c)(e)	1,222,271	1,216,160
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.23%, 9/29/2028‡ (b)(c)(e)	2,899,432	2,884,935

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 16.1% (continued)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.23%, 9/29/2028‡ (b)(e)	331,251	329,594
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 11.00%, 12/20/2027‡ (b)(e)	906,977	897,907
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.98%, 12/20/2027‡ (b)(c)(e)	2,093,023	2,072,093
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/20/2027‡ (b)(c)(e)	4,718,153	4,694,562
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.49%, 12/20/2027‡ (b)(e)	187,500	186,562
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 12.09%, 8/31/2027‡ (b)(e)	96,856	96,856
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.84%, 8/31/2026‡ (b)(e)	44,099	43,879
CC Amulet Management, LLC (Children's Choice), Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.84%, 8/31/2027‡ (b)(c)(e)	1,666,822	1,658,488
Civitas Solutions Inc. (National Mentor Holding), Initial Term C Loan — First Lien 3/2/2028 (d)	134,248	127,049
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan — First Lien 3/2/2028 (d)	4,657,661	4,407,894
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan — Second Lien (SOFR 3 month + 7.25%, 0.75% Floor), 12.68%, 3/2/2029	9,386,585	8,457,313

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 16.1% (continued)
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.68%, 9/16/2027‡ (b)(c)(e)	894,309	894,309
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.93%, 9/30/2027‡ (b)(e)	939,394	939,394
Community Based Care Acquisition, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.68%, 9/16/2027‡ (b)(c)(e)	2,205,915	2,205,915
Community Based Care Acquisition, Inc., Revolving Credit Loan — First Lien (PRIME 3 month + 4.25%, 1.00% Floor), 12.75%, 9/16/2027‡ (b)(e)	43,903	43,902
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.83%, 3/30/2029 (d)	5,486,250	5,422,225
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 8/20/2029‡ (b)(e)	74,750	74,003
Elevate HD Parent, Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 8/20/2029‡ (b)(c)(e)	3,225,625	3,193,369
Elevate HD Parent, Inc., Revolving Loan — First Lien (SOFR 1 month + 6.10%, 1.00% Floor), 11.44%, 8/20/2029‡ (b)(e)	65,000	64,350
Endo1 Partners, LLC, Seventh Amendment DDTL — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.84%, 3/24/2026‡ (b)(c)(e)	7,942,857	7,883,286
Endo1 Partners, LLC, Third Amendment DDTL — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.84%, 3/24/2026‡ (b)(c)(e)	1,820,631	1,806,976
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan — First Lien (SOFR 1 month + 6.00%, 0.50% Floor), 11.34%, 6/28/2029‡ (b)	4,914,531	4,791,668

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 16.1% (continued)
First Steps Recovery Acquisition, LLC (True North Detox), Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.59%, 3/29/2030‡ (b)(c)(e)	3,113,818	3,067,110
Gen4 Dental Partners Opco, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.82%, 5/13/2030‡ (b)(c)(e)	5,500,000	5,390,000
Grifols Worldwide Operations USA, Inc., Dollar Tranche B Term Loan — First Lien (SOFR 1 month + 2.00%), 7.44%, 11/15/2027	1,796,197	1,769,254
Houseworks Holdings, Fourth Amendment Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 10.55%, 12/15/2028‡ (b)(c)(e)	2,649,964	2,596,965
Houseworks Holdings, Revolving Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 6.50%, 12/15/2028‡ (b)(e)	18,800	18,800
Houseworks Holdings, Third Amendment Term Loan — First Lien (SOFR 3 month + 6.50%), 12.00%, 12/15/2028‡ (b)(c)(e)	1,679,041	1,679,041
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.46%, 2/28/2029‡ (b)(c)(e)	4,393,352	4,327,451
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.46%, 2/28/2029‡ (b)(e)	1,122,400	1,105,564
IPM MSO Management, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.95%, 6/17/2026‡ (b)(c)(e)	800,569	788,560
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.95%, 6/17/2026‡ (b)(c)(e)	96,081	94,640
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.50%), 11.95%, 6/17/2026‡ (b)(c)(e)	220,073	216,772

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 16.1% (continued)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 11.18%, 12/6/2027‡ (b)(c)(e)	576,759	563,782
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 11.18%, 12/6/2027‡ (b)(c)(e)	1,721,250	1,682,522
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 11.18%, 12/6/2027‡ (b)(e)	219,578	214,638
LMSI Buyer, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.23%, 10/25/2027‡ (b)(c)(e)	2,150,159	1,935,143
LMSI Buyer, LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.23%, 10/25/2027‡ (b)(e)	334,728	301,255
Medrina, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 11.55%, 10/20/2029‡ (b)(c)(e)	5,479,417	5,424,623
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan — First Lien (SOFR 3 month + 3.25%), 8.85%, 3/12/2028 (d)	4,987,113	4,382,426
Monarch Behavioral Therapy, LLC, Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.33%, 6/6/2030‡ (b)(c)(e)	9,668,583	9,523,554
NAPA Management Services Corp., Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 0.75% Floor), 10.69%, 2/23/2029 (c)(d)	1,775,026	1,703,102
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Initial Term Loan — First Lien (SOFR 3 month + 5.25%), 10.66%, 11/16/2026	3,923,182	3,933,009
Phoenix Guarantor (BrightSpring Health), Tranche B-4 Term Loan — First Lien (SOFR 1 month + 3.25%), 8.59%, 2/21/2031	4,987,500	4,980,667
Physician Partners, LLC, Second Amendment Incremental Term Loan — First Lien (SOFR 6 month + 5.50%), 10.81%, 12/22/2028‡	1,990,000	1,502,450

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 16.1% (continued)
Visante Acquisition, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.08%, 1/31/2030‡ (b)(c)(e)	4,964,587	4,890,118
Women's Care Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.50%, 0.75% Floor), 9.93%, 1/15/2028	2,646,002	2,466,074
Women's Care Holdings, Inc., Initial Term Loan — Second Lien (SOFR 3 month + 8.25%, 0.75% Floor), 13.68%, 1/12/2029‡ (c)	5,701,232	4,879,314
		129,359,014
Health Care Supplies — 1.0%
Journey Personal Care (Domtar Corp.), Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.69%, 3/1/2028	5,000,000	4,992,500
LifeScan Global Corp., Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.93%, 12/30/2026 (c)	5,877,278	2,825,972
		7,818,472
Health Care Technology — 2.6%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan — First Lien (SOFR 3 month + 5.00%), 10.60%, 7/31/2026 (c)	5,855,198	5,381,923
Athenahealth Group Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.25%, 0.50% Floor), 8.59%, 2/15/2029	992,405	990,390
CT Technologies Intermediate Holdings, Inc. (HealthPort), 2021 Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.71%, 12/16/2025	3,437,949	3,446,544
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien (SOFR 6 month + 6.75%), 12.01%, 4/1/2029‡ (b)(c)(e)	7,079,032	7,025,939
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan — Second Lien (SOFR 1 month + 6.75%, 0.50% Floor), 12.21%, 12/17/2029	2,000,000	1,383,340
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan — First Lien (SOFR 6 month + 6.50%, 1.00% Floor), 11.68%, 1/8/2029‡ (b)(c)(e)	2,815,524	2,768,012
		20,996,148

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Heavy Electrical Equipment — 0.1%
Arcline FM Holding, LLC (Fairbanks), Initial Term Loan — First Lien (SOFR 3 month + 4.75%), 10.35%, 6/23/2028	994,885	999,004
Highways & Railtracks — 0.4%
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan — First Lien (SOFR 3 month + 4.00%, 0.25% Floor), 9.60%, 10/19/2026‡ (b)(c)	2,976,681	2,978,542
Home Furnishings — 0.4%
Dorel Industries Inc., First Out Term Loan — First Lien (SOFR 1 month + 8.30%, 2.00% Floor), 13.63%, 12/8/2026‡ (b)(e)	2,961,107	2,961,107
Home Improvement Retail — 0.4%
Air Conditioning Specialist, Inc., Revolving Loan — First Lien (SOFR 3 month + 7.25%, 1.00% Floor), 12.81%, 11/9/2026‡ (b)(e)	84,926	84,289
Air Conditioning Specialist, Inc., Term Loan — First Lien (SOFR 3 month + 7.25%, 1.00% Floor), 12.82%, 11/9/2026‡ (b)(c)(e)	3,133,574	3,110,072
		3,194,361
Hotels, Resorts & Cruise Lines — 0.9%
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan — First Lien (SOFR 3 month + 5.25%), 10.84%, 7/10/2026 (c)	7,148,295	7,005,329
		7,005,329
Household Products — 0.2%
Lash Opco LLC, Initial Term Loan — First Lien (SOFR 3 month + 2.65%, 1.00% Floor, 5.10% PIK), 13.18%, 3/18/2026‡ (b)(c)(e)	1,933,312	1,822,496
Human Resource & Employment Services — 1.3%
Danforth Global, Inc., First Amendment Additional Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.60%, 12/9/2027‡ (b)(c)(e)	971,797	957,220
Danforth Global, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.71%, 12/9/2027‡ (b)(c)(e)	1,232,437	1,213,950
Danforth Global, Inc., Revolving Credit Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.58%, 12/9/2027‡ (b)(e)	83,333	82,083

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Human Resource & Employment Services — 1.3% (continued)
Danforth Global, Inc., Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.58%, 12/9/2027‡ (b)(c)(e)	7,282,649	7,173,410
Triple Crown Consulting, Term A Loan — First Lien (SOFR 1 month + 6.75%, 1.50% Floor), 12.19%, 6/2/2028‡ (b)(c)(e)	1,469,203	1,333,302
		10,759,965
Industrial Machinery — 2.9%
Filtration Group Corp., 2021 Incremental Term Loan — First Lien (SOFR 1 month + 3.50%, 0.50% Floor), 8.96%, 10/21/2028 (b)	2,574,000	2,588,479
Kenan Advantage Group, Inc., The, U.S. Term B-3 Loan — First Lien (SOFR 1 month + 3.75%), 9.09%, 1/25/2029 (c)	4,987,500	5,018,672
SPX Flow Inc., Term Loan — First Lien (SOFR 1 month + 3.50%), 8.84%, 4/5/2029	8,004,241	8,059,630
WasteQuip, Inc. (Patriot Container), Closing Date Term Loan — First Lien (SOFR 1 month + 3.75%, 1.00% Floor), 9.19%, 3/20/2025	7,915,567	7,730,422
		23,397,203
Insurance Brokers — 3.0%
Acrisure, LLC, Term Loan B6 USD — First Lien 11/6/2030 (d)	5,000,000	5,000,025
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), MAYAGE Term Loan B USD — First Lien 2/28/2028 (d)	2,000,000	2,007,320
Newcleus, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 13.48%, 8/2/2026‡ (b)(c)(e)	1,212,797	1,115,571
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025‡ (b)(c)(e)	1,940,000	1,862,400
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025‡ (b)(c)(e)	762,590	732,087

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers — 3.0% (continued)
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025‡ (b)(c)(e)	1,141,193	1,095,545
The Mutual Group, LLC, Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 11.08%, 1/31/2030‡ (b)(c)(e)	4,857,955	4,785,085
Tricor, LLC, Amendment No 3 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 10.44%, 10/22/2026‡ (c)(e)	1,827,000	1,799,595
Tricor, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.46%, 10/22/2026‡ (b)(c)(e)	717,519	713,931
Tricor, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.45%, 10/22/2026‡ (b)(e)	128,077	127,437
Tricor, LLC, Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 10.44%, 10/22/2026‡ (b)(c)(e)	1,909,753	1,900,204
Truist Insurance Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 3.25%), 8.59%, 5/6/2031	3,000,000	3,010,170
		24,149,370
Integrated Telecommunication Services — 0.8%
Altice France SA (Numericable), USD Term Loan B-[14] Loan — First Lien (SOFR 3 month + 5.50%), 10.83%, 8/15/2028	4,987,406	3,678,212
NEP Group, Inc., Extended Initial Dollar Term Loan — First Lien 8/19/2026 (d)	2,995,755	2,848,453
		6,526,665
Interactive Media & Services — 0.6%
Ingenio LLC, First Amendment Term Loan — First Lien (SOFR 3 month + 7.00%, 1.00% Floor), 12.50%, 8/3/2026‡ (b)(c)(e)	3,893,273	3,873,806
Ingenio LLC, Term Loan — First Lien (SOFR 3 month + 7.00%, 1.00% Floor), 12.50%, 8/3/2026‡ (b)(c)(e)	1,255,699	1,249,421
		5,123,227

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Internet & Direct Marketing Retail — 1.3%
Everlane, Inc., Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.83%, 3/31/2025‡ (b)(e)	3,750,000	3,750,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien (SOFR 1 month + 6.75%, 1.00% Floor), 12.08%, 5/17/2025‡ (b)(e)	4,448,118	4,448,118
Sweetwater Borrower LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.71%, 8/7/2028	2,556,950	2,568,303
		10,766,421
Internet Services & Infrastructure — 0.3%
Dcert Buyer Inc. (Digicert), Initial Term Loan — First Lien (SOFR 1 month + 4.00%), 9.34%, 10/16/2026	374,403	365,744
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.43%, 11/16/2027‡ (b)(c)(e)	2,275,438	2,269,750
		2,635,494
Investment Banking & Brokerage — 0.6%
Aretec Group Inc. (Cetera Financial Group), RCAP Term Loan USD — First Lien (SOFR 1 month + 4.00%), 9.34%, 8/9/2030	4,962,500	4,987,834
IT Consulting & Other Services — 3.3%
Acumera, Inc., Initial Term Loan — First Lien (SOFR 3 month + 7.00%, 1.00% Floor), 12.44%, 6/7/2028‡ (b)(c)(e)	2,391,275	2,391,275
Ahead DB Holdings, LLC, 2024 Incremental Term Loan — First Lien (SOFR 3 month + 4.25%, 0.75% Floor), 9.58%, 2/1/2031	5,000,000	5,022,675
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 11/5/2027‡ (b)(c)(e)	809,139	801,047
Alpine SG, LLC (ASG), Initial Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 11/5/2027‡ (b)(c)(e)	1,351,194	1,337,682
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 11/5/2027‡ (b)(c)(e)	708,496	701,411

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services — 3.3% (continued)
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 11/5/2027‡ (b)(c)(e)	2,101,990	2,080,970
Alpine X, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 12/27/2027‡ (b)(c)(e)	599,037	599,037
Alpine X, Fourth Amendment Term Loan — First Lien (SOFR 3 month + 7.25%), 12.81%, 12/27/2027‡ (b)(c)(e)	86,120	86,120
Alpine X, Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 12/27/2027‡ (b)(e)	60,876	60,876
Alpine X, Second Amendment Incremental Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 12/27/2027‡ (b)(e)	28,571	28,572
Alpine X, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 12/27/2027‡ (b)(c)(e)	982,500	982,500
Alpine X, Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 12/27/2027‡ (b)(c)(e)	929,109	929,109
Asurion, LLC, New B-11 Term Loan — First Lien (SOFR 1 month + 4.25%), 9.69%, 8/19/2028	4,962,312	4,931,843
Eliassen Group, LLC, 2022 Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 11.08%, 4/14/2028‡ (b)(e)	172,854	171,126
Eliassen Group, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 11.05%, 4/14/2028‡ (b)(c)(e)	2,401,667	2,377,650
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 11.10%, 10/22/2026‡ (b)(e)	104,167	103,646
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 11.10%, 10/22/2026‡ (b)(c)(e)	2,241,953	2,230,743

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services — 3.3% (continued)
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien (SOFR 6 month + 6.50%, 1.00% Floor), 11.92%, 7/1/2025‡ (b)(c)(e)	1,501,002	1,478,487
		26,314,769
Leisure Facilities — 0.5%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.47%, 7/27/2028‡ (b)(e)	902,618	891,336
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 7/27/2028‡ (b)(c)(e)	2,891,447	2,855,304
Bandon Fitness Texas, Inc., Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 7/27/2028‡ (b)(e)	147,297	145,456
		3,892,096
Leisure Products — 0.2%
Abe Investment Holdings, Inc., (Getty Images, Inc.), Initial Dollar Term Loan — First Lien (SOFR 3 month + 4.50%), 9.93%, 2/19/2026	1,344,393	1,345,670
Life Sciences Tools & Services — 1.1%
Sequoia Consulting Group, LLC, Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 12.23%, 12/17/2026‡ (b)(c)(e)	4,231,809	3,977,901
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 12.84%, 4/28/2028‡ (b)(c)(e)	4,903,650	4,830,095
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.83%, 4/28/2027‡ (b)(e)	248,525	244,797
		9,052,793
Managed Health Care — 0.3%
LBH Services, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.50% PIK), 11.84%, 3/28/2028‡ (b)(e)	313,940	266,579

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Managed Health Care — 0.3% (continued)
LBH Services, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.50% PIK), 11.83%, 3/28/2028‡ (b)(e)	768,218	652,953
LBH Services, LLC, Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.00% PIK), 11.35%, 3/28/2028‡ (b)(c)(e)	1,502,057	1,276,686
		2,196,218
Metal & Glass Containers — 1.5%
Closure Systems International Group Inc. (Canister International Group Inc.), Amendment No. 4 Term Loan — First Lien (SOFR 1 month + 4.00%), 9.34%, 3/22/2029	5,000,000	5,035,950
Pretium PKG Holdings, Inc., Initial Term Loan — Second Lien (SOFR 3 month + 6.75%, 0.50% Floor), 12.33%, 10/1/2029	2,868,534	1,685,665
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan — First Lien (SOFR 3 month + 3.20%), 8.52%, 10/2/2028	3,688,096	3,212,332
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan — First Lien (SOFR 3 month + 2.50%), 7.83%, 10/2/2028	2,438,312	2,503,570
		12,437,517
Movies & Entertainment — 0.7%
WildBrain Ltd. (DHX Media), Term Loan — B — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.71%, 3/24/2028‡ (c)	5,838,749	5,702,823
Multi-Sector Holdings — 0.4%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien (SOFR 1 month + 6.00%), 11.41%, 6/29/2027‡ (b)	2,977,500	2,929,116
Office Services & Supplies — 0.8%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan — First Lien (SOFR 6 month + 4.50%), 9.93%, 12/11/2028‡ (d)	6,454,660	6,490,967
Oil & Gas Storage & Transportation — 0.6%
Essar Oil (UK) Ltd., Receivables Finance Facility — First Lien (SOFR 1 month + 6.25%, 3.00% Floor), 11.71%, 10/29/2024‡ (b)(c)(e)	3,804,348	3,804,348

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oil & Gas Storage & Transportation — 0.6% (continued)
Liquid Tech Solutions Holdings, LLC, Sixth Amendment Incremental Term Loan — First Lien (SOFR 1 month + 4.75%), 10.19%, 3/20/2028‡	992,500	993,740
		4,798,088
Packaged Foods & Meats — 0.6%
Aspire Bakeries Holdings LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.25%), 9.59%, 12/23/2030	997,500	1,001,241
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Initial Loan — Second Lien (SOFR 3 month + 6.00%, 0.50% Floor), 11.43%, 1/24/2030	4,915,863	3,999,595
		5,000,836
Paper Packaging — 1.3%
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.49%, 12/17/2026‡ (b)(c)(e)	307,805	302,418
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.49%, 12/17/2026‡ (b)(c)(e)	325,833	320,132
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien (SOFR 3 month + 6.25%), 11.74%, 12/17/2026‡ (b)(c)(e)	469,726	461,506
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 11.74%, 12/17/2026‡ (b)(c)(e)	982,500	965,306
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 11.74%, 12/17/2026‡ (b)(c)(e)	728,600	715,849
Advanced Web Technologies (AWT), Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.49%, 12/17/2026‡ (b)(c)(e)	782,462	768,769
Golden West Packaging Group LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 0.75% Floor), 10.99%, 12/1/2027‡ (b)	8,212,500	6,919,031
		10,453,011

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Products — 0.6%
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien (SOFR 1 month + 6.00%, 0.75% Floor), 11.44%, 12/29/2027‡ (b)(e)	254,975	248,601
R-Pac International Corp. (Project Radio), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 0.75% Floor), 11.59%, 12/29/2027‡ (b)(e)	4,887,500	4,765,312
		5,013,913
Pharmaceuticals — 3.3%
Alvogen Pharma US, Inc., June 2022 Loan — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 12.98%, 6/30/2025‡	15,188,699	13,897,180
Amneal Pharmaceuticals LLC, 2023 Term Loan B — First Lien (SOFR 1 month + 5.50%), 10.84%, 5/4/2028	3,151,480	3,175,762
ANI Pharmaceuticals, Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.00%, 0.75% Floor), 11.46%, 11/19/2027‡	5,088,132	5,107,212
Carestream Health, Inc. (aka Onex), Term Loan — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 12.91%, 9/30/2027 (c)	4,993,906	4,473,716
		26,653,870
Real Estate Services — 1.0%
Auction.com LLC (fka Ten-X LLC), Term Loan — First Lien (SOFR 1 month + 6.00%, 1.50% Floor), 11.34%, 5/26/2028	986,807	953,749
(PRIME 1 month + 5.00%), 13.50%, 5/26/2028	2,639	2,550
Avison Young (Canada) Inc., First Out Term Loan — First Lien (SOFR 3 month + 7.50%, 2.00% Floor), 13.10%, 3/12/2028 (c)	1,184,525	1,184,158
Avison Young (Canada) Inc., Second Out Term Loan — First Lien (SOFR 1 month + 8.00%, 2.00% Floor), 13.33%, 3/12/2029 (c)	1,596,751	1,257,442

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Real Estate Services — 1.0% (continued)
Avison Young (Canada) Inc., Third Out Term Loan — First Lien (SOFR 1 month + 8.00%, 2.00% Floor), 13.59%, 3/12/2029‡ (c)	528,434	311,116
Hudson's Bay Co., ULC, First Out Loan (Term Loan) — First Lien (SOFR 3 month + 7.00%, 1.00% Floor), 12.33%, 9/30/2026‡ (b)(c)(e)	935,939	935,939
Hudson's Bay Co., ULC, Last Out Loan (Term Loan) — Second Lien (SOFR 3 month + 9.73%, 1.00% Floor), 15.16%, 9/30/2026‡ (b)(c)(e)	3,556,101	3,556,101
		8,201,055
Research & Consulting Services — 3.5%
Axiom Global Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.75% Floor), 10.17%, 10/1/2026‡ (b)(c)	2,923,664	2,837,781
Eisner Advisory Group LLC, February 2024 Incremental Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 9.34%, 2/28/2031	5,000,000	5,055,225
Grant Thornton LLP/Chicago, GRATHO Term Loan B USD — First Lien (SOFR 3 month + 3.25%), 8.60%, 5/30/2031	2,000,000	2,008,230
Nielsen Consumer, Inc. (NielsenIQ), Term Loan — First Lien 3/6/2028 (d)	3,000,000	3,007,500
Star Merger Sub Inc. (Dun & Bradstreet), 2022 Incremental Term B-2 Loan 2024 — First Lien (SOFR 1 month + 2.75%), 8.10%, 1/18/2029	3,000,000	3,005,625
Strategy Corps., LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.59%, 6/28/2030‡ (b)(c)(e)	6,578,947	6,492,105
Teneo Holdings LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 10.09%, 3/13/2031	2,992,500	3,004,350
Vaco Holdings LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 0.75% Floor), 10.43%, 1/21/2029 (d)	1,655,771	1,646,797

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Research & Consulting Services — 3.5% (continued)
Zenith American Holding, Inc. (Harbour Benefit Holding Inc / HPH-TH Holdings, LLC), Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.45%, 12/13/2024‡ (b)(c)(e)	878,735	878,735
		27,936,348
Security & Alarm Services — 0.6%
SuperHero Fire Protection, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 11.73%, 9/1/2026‡ (b)(c)(e)	1,460,135	1,460,135
SuperHero Fire Protection, LLC, Revolving Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.69%, 9/1/2026‡ (b)(e)	464,674	464,674
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.98%, 9/1/2026‡ (b)(c)(e)	3,066,115	3,066,115
		4,990,924
Soft Drinks — 0.4%
Pegasus BidCo BV (Refresco), 2024-1 Term Dollar Loan — First Lien (SOFR 3 month + 3.75%, 0.50% Floor), 9.07%, 7/12/2029	2,955,150	2,976,072
Specialized Consumer Services — 2.0%
LaserAway, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 11.33%, 10/14/2027‡ (b)(c)(e)	4,117,272	4,117,272
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.06%, 11/15/2030‡ (b)(e)	818,182	801,818
Mammoth Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.08%, 11/15/2030‡ (b)(c)(e)	3,618,182	3,545,818
Reedy Industries Inc. (Thermostat Purchaser), (USD) Term Loan B — First Lien (SOFR 1 month + 4.00%), 9.34%, 8/31/2028‡ (d)	7,403,828	7,440,847
		15,905,755
Specialized Finance — 2.8%
Alchemy US Holdco 1 LLC (Kymera), 2023 Incremental Term Loan — First Lien (SOFR 6 month + 6.00%), 12.78%, 10/10/2025‡	981,250	981,250

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Finance — 2.8% (continued)
Apex Group Treasury LLC, 2022 Incremental Term Loan — First Lien (SOFR 3 month + 5.00%), 10.32%, 7/27/2028	8,865,000	8,920,406
Apex Group Treasury Ltd., USD Term Loan — First Lien (SOFR 3 month + 3.75%, 0.50% Floor), 9.33%, 7/27/2028	8,895,900	8,918,139
BCP Qualtek Merger Sub LLC (Qualtek), Initial Second Lien Term Loan — Second Lien (SOFR 3 month + 1.00%, 9.00% PIK), 0.00%, 1/14/2027‡ (b)(e)	2,245,957	—
BCP Qualtek Merger Sub LLC (Qualtek), Initial Term Loan — First Lien (SOFR 3 month + 10.00%, 9.00% PIK), 0.00%, 7/14/2025‡ (b)(e)	4,005,923	621,199
BCP Qualtek Merger Sub LLC (Qualtek), QUAUSA REV EXIT USD — First Lien 7/14/2024‡ (b)(d)(e)	760,079	760,079
iLending LLC, Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor, 2.00% PIK), 13.94%, 6/21/2026‡ (b)(c)(e)	1,162,466	871,268
Univar (Windsor Holdings III LLC), 2024 Dollar Refinancing Term B Loan — First Lien (SOFR 1 month + 4.00%), 9.34%, 8/1/2030	1,883,096	1,897,690
		22,970,031
Specialty Chemicals — 0.9%
Nouryon USA LLC (StarFruit US Holdco), 2024 B-1 Dollar Term Loan — First Lien (SOFR 3 month + 3.50%), 8.83%, 4/3/2028	2,984,962	2,996,529
Plaze (PLZ Aeroscience), 2021-1 Term Loan — First Lien (SOFR 1 month + 3.75%, 0.75% Floor), 9.21%, 8/3/2026	994,859	962,526
RLG Holdings, LLC, 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%), 10.34%, 7/7/2028	2,650,113	2,635,537
RLG Holdings, LLC, Closing Date Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.71%, 7/7/2028	910,324	896,342
		7,490,934
Systems Software — 1.8%
Condor Merger Sub, Inc. (McAfee), MCFE Term Loan B USD — First Lien (SOFR 1 month + 3.25%), 8.58%, 3/1/2029	2,947,500	2,948,192

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Systems Software — 1.8% (continued)
Idera Inc., 2021 Refinancing Loan — Second Lien (SOFR 3 month + 6.75%), 12.23%, 3/2/2029‡	1,341,463	1,316,311
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 0.75% Floor), 10.59%, 7/27/2028 (c)	3,681,307	2,063,833
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan — Second Lien (SOFR 3 month + 8.25%, 0.75% Floor), 13.84%, 7/27/2029 (c)	12,000,000	3,728,340
RSA Security LLC (Redstone), Initial Loan — Second Lien (SOFR 1 month + 7.75%, 0.75% Floor), 13.21%, 4/27/2029	5,000,000	4,100,000
		14,156,676
Technology Hardware, Storage & Peripherals — 0.5%
TouchTunes (TA TT Buyer), Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 0.50% Floor), 10.59%, 4/2/2029	3,917,817	3,926,789
Textiles — 0.4%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan — First Lien (SOFR 3 month + 8.50%), 13.95%, 9/30/2027‡	2,095,810	2,062,633
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan — First Lien (SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 11.95%, 9/30/2027‡	2,459,078	1,385,930
		3,448,563
Trading Companies & Distributors — 0.9%
Johnstone Supply, LLC, JHNSPL Term Loan B USD — First Lien (SOFR 1 month + 3.00%), 8.33%, 6/9/2031	2,000,000	2,005,000
Verde Purchaser, LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.50%), 9.81%, 11/30/2030	5,000,000	5,001,875
		7,006,875
Trucking — 1.4%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 12.20%, 8/3/2026‡ (b)(c)(e)	3,238,512	3,189,934

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trucking — 1.4% (continued)
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 12.20%, 8/3/2026‡ (b)(c)(e)	612,818	603,626
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan — First Lien (SOFR 3 month + 3.00%), 8.56%, 7/21/2028	1,433,731	1,436,017
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term C Loan — First Lien (SOFR 3 month + 3.00%), 8.56%, 7/21/2028	436,106	436,802
First Student Bidco Inc. (First Transit Parent Inc.), Term Loan B-2 — First Lien (SOFR 3 month + 3.00%, 0.50% Floor), 8.43%, 7/21/2028	745,976	747,491
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan — Second Lien (SOFR 3 month + 7.00%, 0.50% Floor), 12.43%, 1/28/2030‡	5,000,000	4,600,000
		11,013,870
Water Utilities — 0.6%
Waste Resource Management Inc., Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 11.09%, 12/28/2029‡ (b)(e)	397,262	393,290
Waste Resource Management Inc., Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 11.09%, 12/28/2029‡ (b)(c)(e)	4,210,361	4,168,258
		4,561,548
Total Senior Loans (Cost $847,729,853)		820,122,998
Corporate Bonds — 6.0%
Building Products — 0.7%
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (f)	5,500,000	5,835,093
Capital Markets — 0.5%
Jane Street Group 4.50%, 11/15/2029 (f)	4,032,000	3,782,309
Chemicals — 0.3%
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (f)	3,000,000	2,745,750

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Services & Supplies — 0.6%
Madison IAQ LLC 5.88%, 6/30/2029 (f)	5,000,000	4,651,995
Containers & Packaging — 0.7%
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/2027 (f)	6,000,000	6,003,852
Entertainment — 0.2%
Allen Media LLC 10.50%, 2/15/2028 (f)	3,000,000	1,314,902
Financial Services — 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029 (f)	1,000,000	952,784
Insurance — 0.9%
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (f)	3,000,000	3,034,302
Ryan Specialty LLC 4.38%, 2/1/2030 (f)	5,000,000	4,630,805
		7,665,107
Media — 0.3%
Univision Communications, Inc. 7.38%, 6/30/2030 (f)	3,000,000	2,790,506
Passenger Airlines — 1.2%
American Airlines, Inc. 5.50%, 4/20/2026 (f)	666,667	660,741
5.75%, 4/20/2029 (f)	2,000,000	1,945,737
United Airlines, Inc. 4.38%, 4/15/2026 (f)	5,000,000	4,830,037
4.63%, 4/15/2029 (f)	2,000,000	1,862,620
		9,299,135
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (f)	1,000,000	920,699
McAfee Corp. 7.38%, 2/15/2030 (f)	2,000,000	1,847,706
SS&C Technologies, Inc. 6.50%, 6/1/2032 (f)	1,000,000	1,008,696
		3,777,101
Total Corporate Bonds (Cost $49,872,963)		48,818,534

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 0.3%
Chemicals — 0.0%
A&A Global Imports, LLC, Class A*‡ (b)(c)	41	—
Construction & Engineering — 0.0%
BCP Qualtek Merger Sub LLC*‡ (b)(e)	218,326	—
Electric Utilities — 0.0% (g)
Frontera Generation Holdings LLC*‡	62,500	19,531
Media — 0.1%
A-L Parent LLC*‡	13,507	911,723
Real Estate Management & Development — 0.2%
Avison Young-Investments LLC (Canada)*‡ (c)	1,236	1,359
Avison Young-Investments LLC, Preference (Canada)*‡ (c)	1,950,816	1,072,949
		1,074,308
Textiles, Apparel & Luxury Goods — 0.0% (g)
Elevate Textiles, Inc.*‡	100,072	162,667
Transportation Infrastructure — 0.0% (g)
Limetree Bay Cayman Ltd.*‡ (e)	1,430	15
Total Common Stocks (Cost $1,992,344)		2,168,244
	Number of Warrants
Warrants — 0.0% (g)
Software — 0.0% (g)
Acumera, Inc., expiring 5/19/2028*‡ (b)(c)(e)	2,594	5,318
Total Warrants (Cost $—)		5,318

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (h) (Cost $23,360,628)	23,360,628	23,360,628
Total Investments — 111.0% (Cost $922,955,788)		894,475,722
Credit Facility — (10.6)% (Cost $85,014,577)		(85,014,577)
Liabilities in excess of other assets — (0.4%)		(3,595,550)
Net Assets — 100.0%		805,865,595

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

^  Security is in default.

(a)  Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks ("Prime"). Additionally, LIBOR (a synthetic calculation by ICE based on CME Term SOFR plus an ISDA/ARRC Spread Adjustment) continues to be used on certain interest rate contracts that were entered into prior to the discontinuation of LIBOR and are expected to be transitioned to alternative benchmarks prior to the cessation of the publishing of the synthetic LIBOR, currently expected in September 2024. SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR, Prime and LIBOR were utilized as benchmark lending rates for the senior loans at June 30, 2024. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act. Total value of all such securities at June 30, 2024 amounted to $331,863,900, which represents approximately 41.18% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
A&A Global Imports, LLC, Class A	02/15/24	$—	$—
A&A Global Imports, LLC, First Out Term Loan — First Lien	06/01/21 - 10/19/22	889,281	100.00
A&A Global Imports, LLC, Last Out Term Loan — First Lien	06/01/21 - 10/19/22	994,501	10.00
A&A Global Imports, LLC, New Revolving Loan — First Lien	02/14/24 - 05/22/24	14,996	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien	07/06/22	3,204,189	98.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien	08/01/22	$606,448	$98.50
Acumera, Inc.	09/29/23	—	2.05
Acumera, Inc., Initial Term Loan — First Lien	09/29/23	2,362,549	100.00
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien	03/14/22	306,368	98.25
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 — First Lien	05/09/23	322,227	98.25
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien	02/13/24	469,726	98.25
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien	10/18/22	966,915	98.25
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien	02/13/24	727,953	98.25
Advanced Web Technologies (AWT), Term Loan — First Lien	02/05/21	775,745	98.25
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	08/16/23 - 09/28/23	84,446	99.25
Air Conditioning Specialist, Inc., Term Loan — First Lien	08/16/23 - 05/08/24	3,094,750	99.25
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien	02/03/23	791,543	99.00
Alpine SG, LLC (ASG), Initial Term Loan — First Lien	11/05/21	1,337,082	99.00
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien	05/13/22	698,167	99.00
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien	11/24/21	2,071,111	99.00
Alpine X, Delayed Draw Term Loan — First Lien	05/09/23	595,014	100.00
Alpine X, Fourth Amendment Term Loan — First Lien	12/15/23	84,129	100.00
Alpine X, Revolving Loan — First Lien	04/10/23	60,514	100.00
Alpine X, Second Amendment Incremental Revolving Loan — First Lien	09/16/22	28,378	100.00
Alpine X, Second Amendment Incremental Term Loan — First Lien	09/16/22	962,054	100.00
Alpine X, Term Loan — First Lien	12/27/21	916,793	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan — First Lien	02/27/24	$4,370,517	$99.88
Anne Arundel Dermatology Management, LLC, DDTL A — First Lien	03/14/22	116,824	90.00
Anne Arundel Dermatology Management, LLC, DDTL B — First Lien	03/14/22	197,886	90.00
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien	11/09/21 - 08/09/23	558,303	90.00
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien	02/05/21 - 03/14/22	1,916,891	90.00
Apella Capital LLC, Initial Term Loan — First Lien	03/01/24	1,243,972	98.13
Apella Capital LLC, Revolving Loan — First Lien	05/31/24 - 06/25/24	245,502	98.13
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan — First Lien	06/15/22	2,620,599	98.25
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan — First Lien	06/25/24	18,919	98.25
AppHub LLC, Delayed Draw Tem Loan — First Lien	10/04/22 - 04/02/24	364,581	100.00
AppHub LLC, Term Loan — First Lien	09/29/22	2,621,857	100.00
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan — First Lien	07/19/22	3,379,273	100.00
Apryse Software Corp. (PDFTron Systems Inc.), 2024-1 Incremental Term Loan — First Lien	01/24/24	1,808,687	100.00
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan — First Lien	07/26/22	349,738	100.00
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan — First Lien	07/19/22	1,078,726	100.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien	07/26/23	2,878,043	98.38
Axiom Global Inc., Initial Term Loan — First Lien	08/03/22	2,911,719	97.06
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien	08/02/22 - 03/28/24	898,952	98.75
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien	07/27/22	2,859,681	98.75

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Bandon Fitness Texas, Inc., Revolving Loan — First Lien	07/27/22 - 09/29/22	$146,918	$98.75
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien	02/13/24	1,218,064	99.50
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien	09/30/22	2,867,847	99.50
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	03/27/24	329,036	99.50
BCP Qualtek Merger Sub LLC	07/14/23	362,265	0.00
BCP Qualtek Merger Sub LLC (Qualtek), Initial Second Lien Term Loan — Second Lien	06/17/21 - 07/14/23	2,222,008	0.00
BCP Qualtek Merger Sub LLC (Qualtek), Initial Term Loan — First Lien	03/16/23 - 07/14/23	3,926,774	17.41
BCP Qualtek Merger Sub LLC (Qualtek), QUAUSA REV EXIT USD — First Lien	05/03/24 - 06/14/24	739,198	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien	05/31/24	902,616	99.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien	04/19/24	2,062,946	99.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien	12/21/21 - 02/13/24	4,659,805	99.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan — First Lien	12/13/23 - 06/17/24	185,815	99.50
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien	08/31/23 - 04/02/24	96,993	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien	08/31/21 - 05/06/24	43,756	99.50
CC Amulet Management, LLC (Children's Choice), Term Loan — First Lien	08/31/21	1,654,345	99.50
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan — First Lien	06/15/22	888,997	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien	09/30/22 - 04/29/24	$927,545	$100.00
Community Based Care Acquisition, Inc., Initial Term Loan — First Lien	09/16/21	2,175,609	100.00
Community Based Care Acquisition, Inc., Revolving Credit Loan — First Lien	12/27/23	46,369	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien	11/24/21 - 06/09/22	1,787,273	97.00
Danforth Global, Inc., First Amendment Additional Term Loan — First Lien	12/01/22	959,184	98.50
Danforth Global, Inc., Initial Term Loan — First Lien	05/13/22	1,219,539	98.50
Danforth Global, Inc., Revolving Credit Loan — First Lien	06/10/24	83,369	98.50
Danforth Global, Inc., Second Amendment Incremental Term Loan — First Lien	05/24/24	7,176,694	98.50
Dorel Industries Inc., First Out Term Loan — First Lien	12/08/23	2,921,075	100.00
Electrical Components International, Inc. (ECI), Closing Date Term Loan — First Lien	05/10/24	5,914,645	98.00
Electrical Components International, Inc. (ECI), Delayed Draw Term Loan — First Lien	06/18/24	281,086	98.00
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien	12/01/23	74,414	99.00
Elevate HD Parent, Inc., Initial Term Loan — First Lien	08/18/23	3,173,852	99.00
Elevate HD Parent, Inc., Revolving Loan — First Lien	04/30/24	65,474	99.00
Eliassen Group, LLC, 2022 Delayed Draw Term Loan — First Lien	03/31/22 - 09/29/23	172,592	99.00
Eliassen Group, LLC, Initial Term Loan — First Lien	08/03/22	2,383,808	99.00
Endo1 Partners, LLC, Seventh Amendment DDTL — First Lien	05/09/23	7,866,819	99.25
Endo1 Partners, LLC, Third Amendment DDTL — First Lien	07/19/22	1,802,450	99.25
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien	03/20/23	1,384,461	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Enverus Holdings, Inc., Initial Term Loan — First Lien	12/04/23	$3,787,562	$100.25
Epic Staffing Group (Cirrus/Tempus/ Explorer Investor), Initial Term Loan — First Lien	06/27/22 - 09/15/23	4,682,301	97.50
Essar Oil (UK) Ltd., Receivables Finance Facility — First Lien	10/31/23 - 12/18/23	3,791,827	100.00
Everlane, Inc., Term Loan — First Lien	10/07/22	3,727,307	100.00
Filtration Group Corp., 2021 Incremental Term Loan — First Lien	05/19/23	2,553,531	100.56
First Steps Recovery Acquisition, LLC (True North Detox), Term Loan — First Lien	03/29/24	3,068,360	98.50
Gen4 Dental Partners Opco, LLC, Initial Term Loan — First Lien	05/13/24	5,392,746	98.00
Golden West Packaging Group LLC, Initial Term Loan — First Lien	11/29/21 - 02/08/24	7,068,074	84.25
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien	12/18/23	6,876,626	99.25
Houseworks Holdings, Fourth Amendment Term Loan — First Lien	05/28/24	2,597,481	98.00
Houseworks Holdings, Revolving Loan — First Lien	09/01/23	18,320	100.00
Houseworks Holdings, Third Amendment Term Loan — First Lien	09/01/23	1,636,142	100.00
Hudson's Bay Co., ULC, First Out Loan (Term Loan) — First Lien	09/30/21 - 03/31/23	931,031	100.00
Hudson's Bay Co., ULC, Last Out Loan (Term Loan) — Second Lien	09/30/21 - 03/31/23	3,529,434	100.00
Hydrofarm Holdings Group, Inc., Term Loan — First Lien	12/10/21 - 03/18/22	1,152,808	82.50
iLending LLC, Term Loan — First Lien	11/24/21	1,155,354	75.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien	02/29/24	4,331,866	98.50
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien	02/29/24 - 03/28/24	1,117,357	98.50
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan — First Lien	10/22/21	105,799	99.50
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien	10/22/21 - 05/06/22	2,222,538	99.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Ingenio LLC, First Amendment Term Loan — First Lien	04/28/22	$3,855,397	$99.50
Ingenio LLC, Term Loan — First Lien	08/03/21	1,246,228	99.50
IPM MSO Management, LLC, Closing Date Term Loan — First Lien	12/10/21	793,084	98.50
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien	06/15/22	95,743	98.50
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien	05/10/22	217,706	98.50
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien	05/17/22 - 03/31/23	4,435,105	100.00
LaserAway, Initial Term Loan — First Lien	07/27/22 - 09/11/23	4,068,388	100.00
Lash Opco LLC, Initial Term Loan — First Lien	02/05/21	1,910,628	95.00
LBH Services, LLC, Delayed Draw Term Loan — First Lien	03/28/22	310,556	85.00
LBH Services, LLC, Revolving Loan — First Lien	03/28/22 - 02/17/23	766,373	85.00
LBH Services, LLC, Term Loan — First Lien	03/28/22	1,488,331	85.00
Lids Holdings, Inc., Initial Term Loan — First Lien	07/12/23	2,027,441	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien	02/13/24	576,759	97.75
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien	12/10/21	1,700,777	97.75
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	01/23/23 - 03/26/24	217,985	97.75
LMSI Buyer, LLC, Initial Term Loan — First Lien	12/10/21 - 11/09/23	2,131,993	90.00
LMSI Buyer, LLC, Revolving Credit Loan — First Lien	09/30/22 - 04/02/24	334,719	90.00
MAG DS Corp., Initial Term Loan — First Lien	02/05/21 - 05/11/23	1,904,237	97.00
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien	11/24/23 - 06/26/24	810,621	98.00
Mammoth Holdings, LLC, Initial Term Loan — First Lien	11/14/23	3,549,846	98.00
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien	04/08/21	1,487,446	98.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Medrina, LLC, Initial Term Loan — First Lien	10/20/23	$5,382,820	$99.00
Mid-State Machine and Fabricating Corp., Revolver — First Lien	06/21/24	328,461	98.50
Mid-State Machine and Fabricating Corp., Term Loan — First Lien	06/21/24	8,208,729	98.50
Monarch Behavioral Therapy, LLC, Term Loan — First Lien	06/06/24	9,525,085	98.50
Newcleus, LLC, Initial Term Loan — First Lien	08/02/21 - 08/04/21	1,202,515	92.00
Oak Point Partners, LLC, Term Loan — First Lien	12/10/21	2,478,479	99.00
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan — First Lien	05/09/23	901,461	100.00
Orion Group Holdco, LLC, First Amendment Incremental Term Loan — First Lien	12/10/21	2,122,964	100.00
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan — First Lien	10/02/23	2,958,925	100.06
Point Quest Acquisition, LLC, Initial Term Loan — First Lien	08/12/22 - 05/09/24	7,461,142	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien	08/12/22 - 03/08/24	571,670	100.00
Portfolio Holding, Inc. (Turbo Buyer/ PGM), Amendment No. 3 Incremental Term Loan — First Lien	05/14/21	1,916,696	96.00
Portfolio Holding, Inc. (Turbo Buyer/ PGM), Amendment No. 4 Incremental Delayed Draw Term Loan — First Lien	05/31/22	758,082	96.00
Portfolio Holding, Inc. (Turbo Buyer/ PGM), Amendment No. 4 Incremental Term Loan — First Lien	11/15/21	1,128,209	96.00
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) — First Lien	03/27/24	2,866,282	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan Retired — First Lien	02/13/24	5,071,319	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver — First Lien	03/27/24 - 06/12/24	556,271	98.00
QuickBase Inc. (Quartz Holding Co.), Term Loan — First Lien	03/13/24	3,959,564	100.06

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien	06/30/23	$1,949,857	$97.50
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien	02/13/24	1,970,426	97.50
Quorum Health Resources (QHR), Term Loan — First Lien	05/28/21	1,038,594	97.50
Rachel Zoe, Inc., Tranche A Loan — First Lien	10/11/23	1,142,219	100.00
RL James, Inc. (HH Restore Acquisition, Inc.), Closing Date Term Loan — First Lien	12/15/23	937,987	98.13
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan — First Lien	01/08/24	2,770,158	98.31
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien	12/15/23 - 06/21/24	254,913	97.50
R-Pac International Corp. (Project Radio), Initial Term Loan — First Lien	11/23/21	4,823,784	97.50
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien	11/18/22	3,225,245	100.00
Sequoia Consulting Group, LLC, Term Loan — First Lien	05/13/22 - 02/10/23	4,172,543	94.00
SHO Holding I Corp., New Money Delayed Draw DIP — First Lien	04/05/24	534,882	95.50
SR Landscaping, LLC, Closing Date Term Loan — First Lien	10/30/23	2,652,376	99.00
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien	05/01/24	475,256	99.00
SR Landscaping, LLC, Revolving Loan — First Lien	10/30/23	44,582	99.00
Strategy Corps., LLC, Term Loan — First Lien	06/28/24	6,492,105	98.68
SuperHero Fire Protection, LLC, Closing Date Term Loan — First Lien	09/01/21 - 06/15/22	1,448,997	100.00
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	09/01/21 - 06/28/24	458,316	100.00
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan — First Lien	02/06/23 - 08/31/23	3,020,461	100.00
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien	11/16/21	2,250,979	99.75

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
The Mutual Group, LLC, Term Loan — First Lien	01/31/24	$4,791,365	$98.50
TMA Buyer, LLC, Delayed Draw Term Loan — First Lien	09/09/22	146,200	93.50
TMA Buyer, LLC, Revolving Credit Loan — First Lien	06/10/24	46,547	93.50
TMA Buyer, LLC, Term Loan — First Lien	09/30/21	1,213,573	93.50
TR Apparel, LLC, Term Loan — First Lien	08/09/23	3,171,341	100.00
Tricor, LLC, Delayed Draw Term Loan — First Lien	02/13/24	717,519	99.50
Tricor, LLC, Revolving Loan — First Lien	06/27/24	127,524	99.50
Tricor, LLC, Term Loan — First Lien	10/22/21	1,896,400	99.50
Triple Crown Consulting, Term A Loan — First Lien	06/02/23	1,448,748	90.75
TriStrux, LLC, Delayed Draw Term Loan — First Lien	02/13/24	314,836	86.00
TriStrux, LLC, Initial Term Loan — First Lien	12/23/21	895,898	86.00
TriStrux, LLC, Revolving Loan — First Lien	12/23/21 - 03/01/24	314,074	86.00
USALCO, LLC, Second Amendment Term Loan — First Lien	12/28/23	198,148	100.00
USALCO, LLC, Term Loan A — First Lien	11/05/21	2,906,008	100.00
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 — First Lien	12/15/22	4,823,530	98.50
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility — First Lien	12/15/22 - 09/29/23	246,599	98.50
Visante Acquisition, LLC, Initial Term Loan — First Lien	01/31/24	4,895,300	98.50
Waste Resource Management Inc., Delayed Draw Term Loan — First Lien	05/08/24	395,925	99.00
Waste Resource Management Inc., Term Loan — First Lien	12/28/23	4,152,484	99.00
Zenith American Holding, Inc. (Harbour Benefit Holding Inc/ HPH-TH Holdings, LLC), Term Loan — First Lien	12/10/21	873,314	100.00
Total		$339,842,704

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2024 (unaudited)

(c)  The Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.

(d)  All or a portion of this position has not yet settled as of June 30, 2024. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.

(e)  Security fair valued as of June 30, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at June 30, 2024 amounted to $292,850,603, which represents approximately 36.34% of net assets of the Fund.

(f)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at June 30, 2024 amounted to $48,818,534, which represents approximately 6.06% of net assets of the Fund.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of June 30, 2024.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,375,396
Aggregate gross unrealized depreciation	(36,855,462)
Net unrealized depreciation	$(28,480,066)
Federal income tax cost	$922,955,788

Abbreviations

DIP   — Debtor-in-Possession

ICE   — Intercontinental Exchange

LIBOR   — London Interbank Offered Rate

PIK   — Pay in Kind

Preference   — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SOFR   — Secured Overnight Financing Rate

USD   — United States Dollar

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

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Consolidated Statement of Assets and Liabilities

June 30, 2024 (unaudited)

	First Eagle Credit Opportunities Fund*
Assets
Investments (Cost $922,955,788) (Note 2 and Note 3)	$894,475,722
Cash	19,850,701
Receivable for investments sold	12,751,778
Receivable for Fund shares sold	4,533,938
Accrued interest and dividends receivable	8,174,030
Due from Adviser (Note 6)	471,709
Other assets	9,439
Total Assets	940,267,317
Liabilities
Investment advisory fees payable (Note 6)	812,733
Payable for investment purchased	41,294,709
Distribution fees payable (Note 7)	19,191
Administrative fees payable (Note 6)	228,916
Service fees payable (Note 7)	5,464
Credit facility (Net of unamortized deferred financing costs of $2,585,423) (Note 10)	85,014,577
Payable for dividends to shareholders	5,522,821
Unrealized depreciation on unfunded delayed draw loan commitments (Note 9)	22,342
Payable for Fund shares redeemed	49,841
Accrued expenses and other liabilities	1,431,128
Total Liabilities	134,401,722
Commitments and contingent liabilities^	—
Net Assets	$805,865,595
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$34,535
Capital surplus	850,145,367
Total distributable earnings (losses)	(44,314,307)
Net Assets	$805,865,595
Class A
Net Assets	$41,386,926
Shares Outstanding	1,763,948
Net asset value per share and redemption proceeds per share	23.46
Offering price per share (NAV per share plus maximum sales charge)	24.06	(1)
Authorized common shares	Unlimited
Class A-2
Net Assets	$27,281,026
Shares Outstanding	1,166,365
Net asset value per share and redemption proceeds per share	23.39
Offering price per share (NAV per share plus maximum sales charge)	23.99	(1)
Authorized common shares	Unlimited
Class I
Net Assets	$737,197,643
Shares Outstanding	31,604,184
Net asset value per share and redemption proceeds per share	23.33
Authorized common shares	Unlimited

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

^  See Note 6 and Note 9 in the Notes to the Consolidated Financial Statements

(1)  The maximum sales charge is 2.50% for Class A and Class A-2 shares. Class I shares have no front-end sales charges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Consolidated Statement of Operations

Period Ended June 30, 2024 (unaudited)

First Eagle Credit Opportunities Fund*
Investment Income
Interest	$51,184,499
Dividends	1,216,666
Total Income	52,401,165
Expenses
Investment advisory fees (Note 6)	5,348,800
Distribution fees (Note 7)
Class A	36,709
Class A-2	45,022
Shareholder servicing agent fees	624,627
Service fees (Note 7)
Class A-2	22,511
Administrative fees (Note 6)	435,530
Professional fees	741,183
Custodian and accounting fees	250,731
Shareholder reporting fees	123,345
Trustees' fees (Note 6)	13,907
Interest expense and fees on borrowings (Note 10)	5,717,097
Recoupment expense	160,855
Registration and filing fees	85,387
Other expenses	63,594
Total Expenses	13,669,298
Expense waiver (Note 6)	(469,977)
Net Expenses	13,199,321
Net Investment Income (Note 2)	39,201,844
Realized and Unrealized Gains (Losses) on Investments and Unfunded Delayed Draw Loan Commitments (Note 2 and Note 9)
Net realized gains (losses) from:
Transactions in investments	(2,406,804)
(2,406,804)
Changes in unrealized appreciation (depreciation) of:
Investments	(7,291,961)
Unfunded delayed draw loan commitments	122,018
(7,169,943)
Net realized and unrealized (losses) on investments and unfunded delayed draw loan commitments	(9,576,747)
Net Increase in Net Assets Resulting from Operations	$29,625,097

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Consolidated Statements of Changes in Net Assets

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
Operations
Net investment income	$39,201,844	$57,397,287
Net realized (loss) from investments	(2,406,804)	(8,482,811)
Change in unrealized appreciation (depreciation) of investments	(7,169,943)	14,410,059
Net increase in net assets resulting from operations	29,625,097	63,324,535
Distributions to Shareholders
Distributable earnings:
Class A	(1,547,501)	(1,803,402)
Class A-2	(908,987)	(279,568)
Class I	(37,771,960)	(54,708,306)
Decrease in net assets resulting from distributions	(40,228,448)	(56,791,276)
Fund Share Transactions
Class A
Net proceeds from shares sold	26,270,663	12,518,154
Net asset value of shares issued for reinvested dividends and distributions	382,983	576,708
Cost of shares redeemed**	(9,101,740)	(1,926,600)
Increase in net assets from Class A share transactions	17,551,906	11,168,262
Class A-2
Net proceeds from shares sold	13,909,296	12,559,604
Net asset value of shares issued for reinvested dividends and distributions	688,812	224,689
Cost of shares redeemed	(30)	—
Increase in net assets from Class A-2 share transactions	14,598,078	12,784,293
Class I
Net proceeds from shares sold	176,597,780	255,025,311
Net asset value of shares issued for reinvested dividends and distributions	7,502,826	13,475,692
Cost of shares redeemed	(83,820,999)	(67,185,998)
Increase in net assets from Class I share transactions	100,279,607	201,315,005
Increase in net assets from Fund share transactions	132,429,591	225,267,560
Net increase in net assets	121,826,240	231,800,819
Net Assets (Note 2)
Beginning of period	684,039,355	452,238,536
End of period	$805,865,595	$684,039,355

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

**  Including class exchanges.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Consolidated Statements of Changes in Net Assets (continued)

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	1,020,016	547,224
Shares sold	1,112,025	529,955
Shares issued on reinvestment of distributions	16,231	24,388
Shares redeemed**	(384,324)	(81,551)
Shares outstanding, end of period	1,763,948	1,020,016
Class A-2
Shares outstanding, beginning of period	546,036	4,213
Shares sold	591,034	532,311
Shares issued on reinvestment of distributions	29,296	9,512
Shares redeemed	(1)	—
Shares outstanding, end of period	1,166,365	546,036
Class I
Shares outstanding, beginning of period	27,342,670	18,788,384
Shares sold	7,512,053	10,836,823
Shares issued on reinvestment of distributions	319,662	572,304
Shares redeemed	(3,570,201)	(2,854,841)
Shares outstanding, end of period	31,604,184	27,342,670

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

**  Including class exchanges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Consolidated Statement of Cash Flows

June 30, 2024 (unaudited)

First Eagle Credit Opportunities Fund*
Cash Flows from (Used in) Operating Activities:
Net increase in net assets resulting from operations	$29,625,097
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(406,195,852)
Proceeds from sale and paydowns of investments	290,455,259
Net decrease in short term investments	34,862,163
Realized (gain) loss on investments	2,406,804
Change in unrealized (appreciation) depreciation on investments	7,291,961
Amortization (accretion) of bond premium (discount)	(5,023,669)
Change in unrealized (appreciation) depreciation on unfunded delayed draw loan commitments	(122,018)
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	(920,893)
Due from Adviser	31,108
Other assets	(1,865,700)
Increases (decreases) in operating liabilities
Investment advisory fees payable	111,869
Administrative fees payable	221,721
Distribution fees payable	9,738
Service fees payable	3,174
Accrued expenses and other liabilities	361,551
Net cash provided by (used in) operating activities	$(48,747,687)
Cash Flows from (Used in) Financing Activities:
Proceeds from shares sold	217,770,262
Payments on shares redeemed	(92,872,928)
Cash distributions paid	(30,921,255)
Borrowings under Credit Facility	27,800,000
Repayment under Credit Facility	(59,200,000)
Net cash provided by (used in) financing activities	$62,576,079
Net change in cash and cash denominated in foreign currencies	13,828,392
Cash, beginning of period	6,022,309
Cash, end of period	$19,850,701

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $5,317,363.

Non-cash financing activities consist of reinvestment of distributions in the amount $8,574,621.

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

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First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A	For the Six Months Ended June 30, 2024** (unaudited)		For the Year Ended December 31, 2023**	For the Year Ended December 31, 2022**	For the Year Ended December 31, 2021**	For the Period 12/02/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$23.79		$23.47	$26.22	$25.48	$25.15
Net investment Income	1.20		2.49	2.10	2.10	0.10
Net realized and unrealized gains(losses) on investments and unfunded delayed draw loan commitments	(0.29)		0.20	(2.93)	0.53	0.32
Total investment operations	0.91		2.69	(0.83)	2.63	0.42
Less Dividends and Distributions
From net investment income	(1.24)		(2.37)	(1.91)	(1.81)	(0.09)
From capital gains	—		—	(0.01)	(0.08)	—
Total distributions	(1.24)		(2.37)	(1.92)	(1.89)	(0.09)
Net asset value, end of period	$23.46		$23.79	$23.47	$26.22	$25.48
Total return(a)	3.92	%(b)	12.03%	(3.23)%	10.60%	1.62	%(b)
Net assets, end of period (thousands)	$41,387		$24,269	$12,844	$7,592	$1,016
Ratios to Average Net Assets
Operating expenses excluding fee waivers	3.94	%(c)	3.87%	3.76%	4.83%	5.45	%(c)
Operating expenses including fee waivers	3.81	%(c)	3.65%	2.62%	2.28%	2.75	%(c)
Net investment income excluding fee waivers	10.07	%(c)	10.32%	7.36%	5.47%	2.16	%(c)
Net investment income including fee waivers	10.19	%(c)	10.55%	8.50%	8.02%	4.86	%(c)
Supplemental Data
Portfolio turnover rate	39.18	%(b)	68.91%	49.93%	73.15%	21.38	%(b)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Does not take into account the sales charge of 2.50% for Class A shares. Prior to April 30, 2022, the sales charge for Class A was 3.50%, which was also not taken into account.

(b)  Not annualized.

(c)  Annualized.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A-2	For the Six Months Ended June 30, 2024** (unaudited)		For the Year Ended December 31, 2023**	For the Period 5/31/22^ - 12/31/22**
Investment Operations
Net asset value, beginning of period	$23.70		$23.42	$24.94
Net investment Income	1.15		2.42	1.18
Net realized and unrealized gains(losses) on investments and unfunded delayed draw loan commitments	(0.28)		0.16	(1.51)
Total investment operations	0.87		2.58	(0.33)
Less Dividends and Distributions
From net investment income	(1.18)		(2.30)	(1.18)
From capital gains	—		—	(0.01)
Total distributions	(1.18)		(2.30)	(1.19)
Net asset value, end of period	$23.39		$23.70	$23.42
Total return(a)	3.77	%(b)	11.52%	(1.34	)%(b)
Net assets, end of period (thousands)	$27,281		$12,940	$99
Ratios to Average Net Assets
Operating expenses excluding fee waivers	4.26	%(c)	4.35%	4.39	%(c)
Operating expenses including fee waivers	4.19	%(c)	4.14%	3.57	%(c)
Net investment income excluding fee waivers	9.79	%(c)	10.05%	7.50	%(c)
Net investment income including fee waivers	9.86	%(c)	10.26%	8.32	%(c)
Supplemental Data
Portfolio turnover rate	39.18	%(b)	68.91%	49.93	%(b)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Does not take into account the sales charge of 2.50% for Class A-2 shares.

(b)  Not annualized.

(c)  Annualized.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class I	For the Six Months Ended June 30, 2024*** (unaudited)		For the Year Ended December 31, 2023***	For the Year Ended December 31, 2022***	For the Year Ended December 31, 2021***	For the Period 9/15/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$23.66		$23.38	$26.19	$25.47	$25.00
Net investment Income	1.24		2.55	2.17	2.27	0.33
Net realized and unrealized gains(losses) on investments and unfunded delayed draw loan commitments	(0.29)		0.21	(2.94)	0.57	0.45
Total investment operations	0.95		2.76	(0.77)	2.84	0.78
Less Dividends and Distributions
From net investment income	(1.28)		(2.48)	(2.03)	(2.04)	(0.30)
From capital gains	—		—	(0.01)	(0.08)	(0.00	)**
Return of capital	—		—	—	—	(0.01)
Total distributions	(1.28)		(2.48)	(2.04)	(2.12)	(0.31)
Net asset value, end of period	$23.33		$23.66	$23.38	$26.19	$25.47
Total return	4.10	%(a)	12.41%	(3.02)%	11.45%	3.13	%(a)
Net assets, end of period (thousands)	$737,198		$646,830	$439,296	$181,346	$41,086
Ratios to Average Net Assets
Operating expenses excluding fee waivers	3.68	%(b)	3.62%	3.48%	4.18%	4.70	%(b)
Operating expenses including fee waivers	3.55	%(b)	3.39%	2.41%	1.70%	2.00	%(b)
Net investment income excluding fee waivers	10.52	%(b)	10.60%	7.71%	6.15%	1.74	%(b)
Net investment income including fee waivers	10.65	%(b)	10.83%	8.79%	8.63%	4.44	%(b)
Supplemental Data
Portfolio turnover rate	39.18	%(a)	68.91%	49.93%	73.15%	21.38	%(a)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Not annualized.

(b)  Annualized.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

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Notes to Consolidated Financial Statements

Note 1 — Organization

First Eagle Credit Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"), and is operated as an "interval fund." The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund's primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market "club" loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as "junk" bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the "Subadviser"), in its capacity as the alternative credit group of the Adviser, serves as the Fund's investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the "SPV"), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund's special purpose, bankruptcy-remote, financing subsidiary. The consolidated financial statements include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of June 30, 2024, the SPV has $220,782,428 in net assets, representing 27.40% of the Fund's net assets.

b)  Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market "Club" Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as "First Eagle Management") for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, direct loans may be valued utilizing the income approach method. The income approach method values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at rate of return

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

(discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund's pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund's debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund's investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund's equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees (the "Board"). The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2024:

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$—	$—	$2,168,244	$2,168,244
Corporate Bonds†	—	48,818,534	—	48,818,534
Senior Loans
Advertising	—	13,590,535	2,333,477	15,924,012
Aerospace & Defense	—	7,561,663	1,913,739	9,475,402
Agricultural & Farm Machinery	—	—	969,583	969,583
Air Freight & Logistics	—	1,627,445	—	1,627,445
Airlines	—	4,137,500	—	4,137,500
Alternative Carriers	—	2,633,861	—	2,633,861
Apparel Retail	—	—	2,108,952	2,108,952
Apparel, Accessories & Luxury Goods	—	—	11,878,492	11,878,492
Application Software	—	28,822,338	24,756,598	53,578,936
Asset Management & Custody Banks	—	7,892,138	6,999,837	14,891,975
Auto Parts & Equipment	—	16,720,155	1,408,664	18,128,819
Automotive Retail	—	—	2,996,028	2,996,028
Brewers	—	—	17,965,305	17,965,305
Broadcasting	—	10,199,555	—	10,199,555
Casinos & Gaming	—	16,014,752	—	16,014,752
Commercial Printing	—	2,317,909	1,478,483	3,796,392
Commodity Chemicals	—	1,003,750	4,138,954	5,142,704
Communications Equipment	—	3,580,331	—	3,580,331

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Construction & Engineering	$—	$1,976,053	$4,129,469	$6,105,522
Construction Machinery & Heavy Trucks	—	—	1,817,288	1,817,288
Distributors	—	8,082,479	—	8,082,479
Diversified Chemicals	—	—	8,491,092	8,491,092
Diversified Metals & Mining	—	308,925	8,745,657	9,054,582
Diversified Support Services	—	—	4,427,791	4,427,791
Education Services	—	3,012,195	8,142,158	11,154,353
Electric Utilities	—	1,418,248	—	1,418,248
Electrical Components & Equipment	—	—	6,193,600	6,193,600
Electronic Equipment & Instruments	—	816,167	—	816,167
Electronic Manufacturing Services	—	10,671,581	—	10,671,581
Environmental & Facilities Services	—	2,957,229	3,178,011	6,135,240
Financial Exchanges & Data	—	4,822,098	—	4,822,098
Footwear	—	—	518,511	518,511
Health Care Equipment	—	5,986,266	—	5,986,266
Health Care Facilities	—	10,400,670	6,629,687	17,030,357
Health Care Services	—	40,658,878	88,700,136	129,359,014
Health Care Supplies	—	7,818,472	—	7,818,472
Health Care Technology	—	11,202,197	9,793,951	20,996,148
Heavy Electrical Equipment	—	999,004	—	999,004
Highways & Railtracks	—	—	2,978,542	2,978,542
Home Furnishings	—	—	2,961,107	2,961,107
Home Improvement Retail	—	—	3,194,361	3,194,361
Hotels, Resorts & Cruise Lines	—	7,005,329	—	7,005,329
Household Products	—	—	1,822,496	1,822,496
Human Resource & Employment Services	—	—	10,759,965	10,759,965
Industrial Machinery	—	23,397,203	—	23,397,203
Insurance Brokers	—	10,017,515	14,131,855	24,149,370
Integrated Telecommunication Services	—	6,526,665	—	6,526,665
Interactive Media & Services	—	—	5,123,227	5,123,227
Internet & Direct Marketing Retail	—	2,568,303	8,198,118	10,766,421
Internet Services & Infrastructure	—	365,744	2,269,750	2,635,494
Investment Banking & Brokerage	—	4,987,834	—	4,987,834
IT Consulting & Other Services	—	9,954,518	16,360,251	26,314,769

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Leisure Facilities	$—	$—	$3,892,096	$3,892,096
Leisure Products	—	1,345,670	—	1,345,670
Life Sciences Tools & Services	—	—	9,052,793	9,052,793
Managed Health Care	—	—	2,196,218	2,196,218
Metal & Glass Containers	—	12,437,517	—	12,437,517
Movies & Entertainment	—	—	5,702,823	5,702,823
Multi-Sector Holdings	—	—	2,929,116	2,929,116
Office Services & Supplies	—	—	6,490,967	6,490,967
Oil & Gas Storage & Transportation	—	—	4,798,088	4,798,088
Packaged Foods & Meats	—	5,000,836	—	5,000,836
Paper Packaging	—	—	10,453,011	10,453,011
Paper Products	—	—	5,013,913	5,013,913
Pharmaceuticals	—	7,649,478	19,004,392	26,653,870
Real Estate Services	—	3,397,899	4,803,156	8,201,055
Research & Consulting Services	—	17,727,727	10,208,621	27,936,348
Security & Alarm Services	—	—	4,990,924	4,990,924
Soft Drinks	—	2,976,072	—	2,976,072
Specialized Consumer Services	—	—	15,905,755	15,905,755
Specialized Finance	—	19,736,235	3,233,796	22,970,031
Specialty Chemicals	—	7,490,934	—	7,490,934
Systems Software	—	12,840,365	1,316,311	14,156,676
Technology Hardware, Storage & Peripherals	—	3,926,789	—	3,926,789
Textiles	—	—	3,448,563	3,448,563
Trading Companies & Distributors	—	7,006,875	—	7,006,875
Trucking	—	2,620,310	8,393,560	11,013,870
Water Utilities	—	—	4,561,548	4,561,548
Total Senior Loans	—	396,212,212	423,910,786	820,122,998
Warrants†	—	—	5,318	5,318
Short-Term Investments
Investment Companies	23,360,628	—	—	23,360,628
Total	$23,360,628	$445,030,746	$426,084,348	$894,475,722

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Liabilities:
Unfunded Commitments*	$—	$—	$(22,342)	$(22,342)
Total	$23,360,628	$445,030,746	$426,062,006	$894,453,380

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation)

‡  Value determined using significant unobservable inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Warrants	Unfunded Commitments*	Total
Beginning Balance — market value	$635,682	$346,636,800	$—	$(144,360)	$347,128,122
Purchases(1)	1,127,882	159,061,326	—	—	160,189,208
Sales(2)	—	(67,871,736)	—	—	(67,871,736)
Transfer In — Level 3	592,087	14,899,263	—	—	15,491,350
Transfer Out — Level 3	—	(22,188,119)	—	—	(22,188,119)
Accrued discounts/(premiums)	—	1,766,698	—	—	1,766,698
Realized Gains (Losses)	—	(2,128,870)	—	—	(2,128,870)
Change in Unrealized Appreciation (Depreciation)	(187,407)	(6,264,576)	5,318	122,018	(6,324,647)
Ending Balance — market value	$2,168,244	$423,910,786	$5,318	$(22,342)	$426,062,006
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(187,407)	$(6,904,499)	$5,318	$97,327	$(6,989,261)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended June 30, 2024 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended June 30, 2024 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

The following is a summary of the Fund's valuation techniques and significant amounts of unobservable inputs used in the Fund's Level 3 securities as of June 30, 2024:

Investment Type	Fair Value as of June 30, 2024	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stock	$2,168,229	Broker Quotes	N/A	N/A	Increase
	15	Market Comparable Companies	EBITDA Multiple	4.32x-8.37X (8.26X)	Increase
	0	Market Waterfall Approach	Expected sales and earnings	N/A	Increase
Common Stock Total	2,168,244
Warrant	5,318	Option Pricing Model	Volatility	35%-45% (40%)	Increase
Warrant Total	5,318
Senior Loans	131,065,514	Broker Quotes	N/A	N/A	Increase
	266,615,031	Discounted Cash Flow (Income Approach	Comparable Yield	9.58%-26.97% (11.33%)	Decrease
	23,836,728	Liquidation	Collateral Value	19.6-2,432.4 (548.4)*	Increase
	1,012,236	Market Comparable Companies	EBITDA Multiple	4.32x-4.32X (4.32X)	Increase
	1,381,277	Market Waterfall Approach	Expected sales and earnings	N/A	Increase
Senior Loans Total	423,910,786
Total Investments	$426,084,348

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Investment Type	Fair Value as of June 30, 2024	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Unfunded Commitment**	(1,025)	Broker Quotes	N/A	N/A	Increase
	(21,956)	Discounted Cash Flow (Income Approach	Comparable Yield	9.86%-26.97% (10.53%)	Decrease
	639	Market Comparable Companies	EBITDA Multiple	4.32x-4.32X (4.32X)	Increase
Unfunded Commitment total	$(22,342)

Note:

*  Collateral values are presented in $ millions

**  Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a)  This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)  Cash — For the purposes of the Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash. The Fund's cash is maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. The Fund's cash balance may exceed insurance limits at times.

d)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes to call or put date and value providing the effective method. Paydown gains and losses are netted and recorded as interest income on the Consolidated Statement of Operations.

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Consolidated Statement of Operations.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

e)  Deferred Financing Costs — Deferred financing costs consist of fees and expenses paid in connection with the closing of the Credit Facility, including upfront fees and legal fees. The costs are capitalized at the time of payment and are amortized using the straight line method over the term of the Credit Facility. The unamortized deferred financing costs are reflected on the Consolidated Statement of Assets and Liabilities as a reduction to the Credit Facility liability.

f)  United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

g)  Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods.

h)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)  Class Accounting — Investment income, common expenses and realized/ unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

j)  Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

k)  New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Note 3 — Securities and Other Investments

The Fund's portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank's, or lead arranger's, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market "Club" Loans — Middle market "club" loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market "club" loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a "club" of unaffiliated lenders. Middle market "club" loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including "unitranche" loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle- market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below "Baa3" by Moody's, or below "BBB-" by S&P and/or lower than "BBB-" by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as "junk bonds." Such securities are predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty,

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund's performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund's ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund's cost of funds would increase, resulting in a decrease in the Fund's net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund's capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

Credit Risk — The value of the Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund's income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund's investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer's obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer's bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Second Lien Risk — The Fund may invest in second lien and the "last-out" tranche of unitranche loans (also known as first lien second out loans). The borrower usually has, or may be permitted to incur, other debt that ranks equally with, or senior to, such debt securities. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the debt securities in which the Fund invests. These debt instruments would usually prohibit the borrower from paying interest on or repaying Fund investments in the event and during the continuance of a default under the debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a borrower, holders of debt instruments ranking senior to the Fund's investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying such senior creditors, such borrower may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant borrower.

Covenant-Lite Obligations Risk — Covenant-lite risk is the risk that credit agreements contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Below Investment Grade Rating Risk — Most of the Fund's investments will be in below investment grade securities or comparable unrated securities (commonly referred to as "high-yield securities" or "junk bonds"). This includes the Fund's investments in syndicated bank loans, middle market "club" loans, direct lending, asset-based loans, and high-yield bonds. While generally having higher potential returns, high-yield securities may be subject to significant price fluctuations and have a higher risk of default. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objectives will be more

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

dependent on the Subadviser's credit analysis than would be the case when the Fund invests in rated securities. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

Bank Loan Risk — Investments in bank loans may expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A loan is often administered by a bank or other financial institution (the "Agent") that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund's portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Loans and Assignments Risk — The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending and Middle Market "Club" Loan Risk — Generally, little public information exists about private and middle market companies, and the Fund must rely on the ability of the Subadviser's investment professionals to obtain adequate information about these companies. If the Subadviser cannot uncover all material information to make a fully-informed investment decision, the Fund may lose money on its investments. Private and middle market portfolio companies may have limited financial resources and be unable to fulfill their debt service obligations to the Fund, which may accompany a deterioration in the value of any collateral and a reduced likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors' actions

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

and general market conditions. Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, incapacity or departure of such persons could have a material adverse impact on the Fund's portfolio company and, in turn, on the Fund. Middle market companies also generally have less predictable operating results and may require substantial additional capital to finance their operations or expansion. In addition, the Fund's executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund's investments in its portfolio companies.

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund's ability to conduct its investment program. Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Liquidity Risk — The Fund intends to invest in illiquid investments, which are securities or other investments that cannot be disposed of within seven days or less in current market conditions without significantly changing their market value.

Illiquid investments often can only be resold in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. There could be considerable delay in either event and, unless otherwise contractually provided, the Fund's proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could preclude the Fund from realizing a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund's investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

SOFR Risk — The London Interbank Offered Rate ("LIBOR") has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to the Secured Overnight Financing Rate ("SOFR") based rates as

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

modified, in some cases, by an applicable spread adjustment. The Fund's Credit Facility utilizes a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of such investments in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Leverage Risk — The Fund utilizes the Credit Facility to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the Credit Facility and have the potential to benefit from or be disadvantaged by the use of leverage. The investment advisory fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund's assets. Leverage creates risks that may adversely affect the return for the holders of Common Shares, including the likelihood of greater volatility of net asset value; fluctuations in the interest rate paid for the use of the Credit Facility; increased operating costs, which may reduce the Fund's total return; the potential for decline

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

in the value of an investment acquired through leverage, while the Fund's obligations under such leverage remains fixed; and the Fund is more likely to have to sell investments in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund's use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Credit Facility is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Repurchase Offers Risk — In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund's outstanding Common Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund's shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund's investments. The Fund believes that payments received in connection with the Fund's investments will generate sufficient cash to meet the maximum potential amount of the Fund's repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund's repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund's expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund's Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase.

Note 5 — Purchases and Sales of Securities

For the period ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were $393,086,251 and $327,652,790, respectively.

Note 6 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser is responsible for the management of the Fund's portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily value of the Fund's Managed Assets. The Adviser has entered into a subadvisory agreement with the Subadviser relating to the Fund (the "Subadvisory Agreement"). The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. For its services under the Subadvisory Agreement, the Adviser pays the Subadviser a monthly fee at the annual rate of 0.625% of the average daily value of the Fund's Managed Assets. No advisory fee will be paid by the Fund directly to the Subadviser.

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of the Class A, Class A-2 and Class I shareholders are limited to 2.25%, 2.75% and 2.00%, respectively, of average net assets (the "Expense Limitations"). This undertaking lasts until April 30, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Class A, Class A-2 and Class I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.75% and 2.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Fund incurred the fee and/or expense.

During the period ended June 30, 2024, the Adviser waived $226,358 in expenses, which are included under "expense waiver" on its Consolidated Statement of Operations. As of June 30, 2024, the Fund has $148,903 receivable from the Adviser for reimbursement of expenses, which are included under "due from adviser" on its Consolidated Statement of Assets and Liabilities.

For the period ended June 30, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring
	Total Eligible for Recoupment	2024*	2025	2026	2027**
Class A	$100,701	$18,071	$56,152	$17,565	$8,913
Class A-2	—	—	—	—	—
Class I	2,974,729	706,850	1,517,801	532,633	217,445
Total	$3,075,430	$724,921	$1,573,953	$550,198	$226,358

*  Amounts included represent the amounts incurred for the period July 1, 2021 to December 31, 2021.

**  Amounts included represent the amounts incurred for the period January 1, 2024 to June 30, 2024.

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05% of Fund's average daily net assets. For the period ended June 30, 2024, the adviser waived $243,619 for administrative fees, which are included under "expense waiver" on Consolidated Statement of Operations. As of June 30, 2024, the Fund has a receivable from the Adviser of $322,806 for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

J.P. Morgan Chase Bank, N.A. ("JPM"), the Fund's administrator, accounting agent and primary custodian, holds the Fund's portfolio securities and other assets and is

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

responsible for calculating the Fund's net asset value and maintaining the accounting records of the Fund. JPM, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

Independent Trustees are compensated by the Fund for their services. As of June 30, 2024, such compensations are included under Trustees' fees on the Consolidated Statement of Operations.

Note 7 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor. Class A Shares, Class A-2 Shares and Class I Shares are sold on a continuous basis at the Fund's NAV per share, plus for Class A Shares and Class A-2 Shares only, a maximum front-end sales commission of 2.50%. Investors that purchase $250,000 or more of the Fund's Class A Shares or Class A-2 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares or Class A-2 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase.

The Fund has adopted a Distribution and Servicing Plan (the "Plan") for the Class A Shares and Class A-2 Shares of the Fund. Although the Fund is not an open-end investment company, it intends to comply with the terms of Rule 12b-1 as a condition of the Exemptive Relief which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. The Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares and Class A-2 Shares, as applicable. The maximum annual rates at which the distribution and/or service fees may be paid under the Distribution and Servicing Plan is 0.25% for Class A Shares and 0.75% for Class A-2 Shares (calculated as a percentage of the Fund's average daily net assets attributable to the Class A Shares and Class A-2 Shares, respectively). Class I Shares do not pay distribution or servicing fees.

For the period ended June 30, 2024, the distribution and servicing fees incurred by the Fund are disclosed in the Consolidated Statement of Operations.

Note 8 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Shares at net asset value. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund's outstanding Common Shares at net asset value, which is the minimum amount permitted.

The following table summarizes the share repurchases completed during the period ended June 30, 2024:

	Repurchase Date	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	Number of Shares Tendered for Repurchase	Shares Repurchased	Aggregate Consideration for Repurchased Shares	% of Outstanding Shares Repurchased	Proration % Repurchased(1)
12/31/23	1/16/24	1,477,672	5%	1,276,467	1,276,467	$30,151,751	4.41%	N/A
3/31/24	4/29/24	1,688,386	5%	2,399,118	2,362,742	$55,296,228	7.00%	98.48%

(1)  If the repurchase offer was oversubscribed, then Fund repurchased shares on a pro-rata basis. After proration, the total shares repurchased by the Fund did not exceed 7% of the total shares outstanding of the Fund. The Proration% Repurchased equals the Shares Repurchased divided by the Number of Shares Tendered for Repurchase.

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser or Subadviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 9 — Unfunded Commitment/Delayed Draw Loan Commitment

As of June 30, 2024, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
A&A Global Imports, LLC, New Revolving Loan — First Lien	$11,023	$11,023	$639
Acumera, Inc., Revolving Loan — First Lien	156,105	156,105	2,341
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien	77,206	76,627	(193)
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	172,426	171,133	1,293
Alpine SG, LLC (ASG), Revolving Credit Loan — First Lien	105,232	104,179	526

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Alpine X, Revolving Loan — First Lien	$91,314	$91,314	$1,826
Alpine X, Second Amendment Incremental Revolving Loan — First Lien	42,857	42,857	1,178
Apella Capital LLC, Delayed Draw Term Loan — First Lien	250,000	245,313	(2,500)
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan — First Lien	286,957	281,935	718
AppHub LLC, Revolving Credit Loan — First Lien	103,013	103,013	1,545
AppHub LLC, Second Amendment Delayed Draw Term Loan — First Lien	5,000,000	5,000,000	17,500
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien	427,149	421,810	(2,136)
Bandon Fitness Texas, Inc., Revolving Loan — First Lien	96,572	95,365	241
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	331,251	329,594	3,312
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien	210,080	210,080	1,050
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien	3,433	3,416	34
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien	56,515	56,515	1,130
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan — First Lien	2,000,000	2,000,000	20,000
Community Based Care Acquisition, Inc., Revolving Credit Loan — First Lien	321,951	321,951	6,439
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan — First Lien	50,000	48,500	(750)
Danforth Global, Inc., Delayed Draw — First Lien	684,448	674,181	(6,845)
Danforth Global, Inc., Revolving Credit Loan — First Lien	125,000	123,125	—
Electrical Components International, Inc. (ECI), Delayed Draw Term Loan — First Lien	346,667	339,733	—
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien	1,733,333	1,716,000	(6,500)
Elevate HD Parent, Inc., Revolving Loan — First Lien	585,000	579,150	5,119
Endo1 Partners, LLC, Seventh Amendment DDTL — First Lien	57,143	56,715	386
Enverus Holdings, Inc., Class A Revolving Credit Loan — First Lien	292,793	284,009	(4,392)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Enverus Holdings, Inc., Delayed Draw Term Loan — First Lien	$192,407	$192,888	$3,367
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan — First Lien	743,243	732,095	(7,432)
First Steps Recovery Acquisition, LLC (True North Detox), Revolver — First Lien	743,243	732,095	—
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan — First Lien	1,833,333	1,796,667	(18,333)
Gen4 Dental Partners Opco, LLC, Revolving Loan — First Lien	366,667	359,333	—
Houseworks Holdings, Fourth Amendment DDTL — First Lien	1,001,435	981,407	(10,014)
Houseworks Holdings, Revolving Loan — First Lien	408,467	408,467	10,413
Houseworks Holdings, Third Amendment Delayed Draw Term Loan — First Lien	1,205,620	1,205,620	27,126
iLending LLC, Revolving Loan — First Lien	35,036	26,277	(8,233)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien	11,366	11,195	(114)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan — First Lien	284,145	279,883	—
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan — First Lien	416,667	414,583	4,166
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	268,374	262,335	(671)
LMSI Buyer, LLC, Revolving Credit Loan — First Lien	111,576	100,418	(11,158)
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien	90,909	89,091	(909)
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien	454,545	445,455	—
Medrina, LLC, Primary DDTL — First Lien	1,160,000	1,148,400	(4,350)
Medrina, LLC, Revolving Loan — First Lien	828,571	820,286	7,250
Mid-State Machine and Fabricating Corp., Revolver — First Lien	1,333,333	1,313,333	—
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien	1,752,231	1,725,948	(17,522)
Monarch Behavioral Therapy, LLC, Senior Secured Revolver — First Lien	1,173,182	1,155,584	—
Newcleus, LLC, Revolving Loan — First Lien	34,803	32,019	(2,262)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Oak Point Partners, LLC, Revolving Loan — First Lien	$292,659	$289,732	$1,463
Point Quest Acquisition, LLC, Delayed Draw Term Loan — First Lien	1,123,899	1,123,899	5,620
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien	733,943	733,943	13,762
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver — First Lien	29,940	29,342	65
RL James, Inc. (HH Restore Acquisition, Inc.), Delayed Draw Term Loan — First Lien	900,831	883,940	—
RL James, Inc. (HH Restore Acquisition, Inc.), Revolving Loan — First Lien	450,415	441,970	—
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Delayed Draw Term Loan — First Lien	1,035,197	1,017,728	(8,734)
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Revolving Credit Loan — First Lien	517,598	508,864	—
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien	366,915	357,743	(1,892)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan — First Lien	312,500	312,500	4,687
Sequoia Consulting Group, LLC, Revolving Loan — First Lien	695,151	653,442	(30,494)
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien	414,697	410,550	(2,074)
SR Landscaping, LLC, Revolving Loan — First Lien	400,598	396,592	2,003
Strategy Corps., LLC, Delayed Draw Term Loan — First Lien	3,421,788	3,410,838	—
Strategy Corps., LLC, Revolver — First Lien	1,710,894	1,688,310	—
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	72,965	72,965	1,094
Technology Partners, LLC (Imagine Software), Revolving Credit Loan — First Lien	373,405	372,472	6,535
The Mutual Group, LLC, Revolving Loan — First Lien	649,351	639,610	—
TMA Buyer, LLC, Revolving Credit Loan — First Lien	107,790	100,784	(5,389)
Tricor, LLC, Revolving Loan — First Lien	45,000	44,775	450
Triple Crown Consulting, Revolving Loan — First Lien	217,391	197,283	(16,032)
TriStrux, LLC, Revolving Loan — First Lien	32,175	27,670	(4,022)
Visante Acquisition, LLC, Revolving Credit Loan — First Lien	574,273	565,658	—

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Waste Resource Management Inc., Delayed Draw Term Loan — First Lien	$1,154,544	$1,142,999	$(5,772)
Waste Resource Management Inc., Revolving Credit Loan — First Lien	620,723	614,515	3,103
	$44,321,263	$43,815,146	$(22,342)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund's valuation policy. Any related unrealized appreciation (depreciation) on unfunded delayed draw loan commitments is recorded on the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

Note 10 — Credit Facility

On February 5, 2021, the SPV entered into a secured credit facility (the "Credit Agreement") with Ally Bank and such other lenders that may become party to the Credit Agreement (the "Lenders"). Pursuant to the terms of the Credit Agreement, the SPV, of which the Fund is the sole member and designated manager, may borrow money from the Lenders up to a maximum aggregate outstanding amount of $75 million (the "Credit Facility"). The Credit Facility had an initial five-year term, with a three-year revolving period. The Credit Agreement, commonly referred to as an asset-backed facility, is secured by a lien on all of the SPV's assets. The Fund's borrowings under the Credit Facility will not exceed 33 1/3% of the Fund's Managed Assets at the time of borrowing. On May 18, 2022, the Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $150 million, subject to change by mutual agreement of the SPV and the Lenders; and 2) replace the benchmark rate. On January 3, 2024, the Credit Facility was amended to, among other things, 1) extend the maturity date to January 3, 2029, with a revolving period ending January 3, 2027; 2) increase the commitment amount from $150 million to $250 million; and 3) update the per annum rate of interest.

The per annum rate of interest is generally based on SOFR (subject to a 25 basis point floor) plus a benchmark adjustment of between 0.10% - 0.15% plus a spread of 3.00%. Commitment fees on the unused portion of the Credit Facility accrue at a rate between 0.50% and 1.00% depending on the utilization levels.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Notes to Consolidated Financial Statements

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Credit Facility for the year ended June 30, 2024 were as follows:

Stated interest expense	$5,052,379
Unused commitment fees	394,721
Amortization of deferred financing costs	269,997
Total interest expense	$5,717,097
Weighted average interest rate	8.34%
Average borrowings	116,226,923
Effective leverage*	9.80%

*  Effective leverage is percentage of leverage based on total assets minus the sum of liabilities (other than leveraged amount)

Note 11 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2024 and held for the six-months ended June 30, 2024.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 6/30/24	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Credit Opportunities Fund
Class A	3.96%	$1,000	$1,039.60	3.81%	$19.32
Class A-2	3.81	1,000	1,038.10	4.19	21.23
Class I	4.19	1,000	1,041.90	3.55	18.02

(1)  For the six-months ended June 30, 2024.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2024 and held for the six-months ended June 30, 2024.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Credit Opportunities Fund
Class A	5.00%	$1,000	$1,005.92	3.81%	$19.00
Class A-2	5.00	1,000	1,004.03	4.19	20.88
Class I	5.00	1,000	1,007.21	3.55	17.72

(1)  For the six-months ended June 30, 2024.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

General Information

Form N-PORT portfolio schedule

The First Eagle Credit Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Dividend Reinvestment Plan

Pursuant to the Fund's dividend reinvestment plan (the "Plan"), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by DST Systems. Inc, as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See "Tax Matters" in the Fund's Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

At a meeting held on June 5-6, 2024, the Board of Trustees of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Fund's advisory agreement (the "Advisory Agreement").

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund's benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which is subject to a fee waiver, are not affected by the terms of the fee waiver. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

•  The Trustees reviewed the Fund's relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund's shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there is a strong association between the Adviser and the Fund.

•  The Trustees noted, based on reports by senior management, that the Adviser's ownership group continues to be strongly supportive of the business and is engaged in appropriate and thoughtful strategic planning for the future.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

Investment Performance of Fund and Adviser

•  Noting that the Fund commenced operations in 2020, the Trustees reviewed the performance of the Fund on both an absolute and a relative basis over the 1- and 3-year periods.

•  Performance over these periods was noted relative to the Fund's benchmark and to the performance of peer funds. The comparative review reflected research and benchmarking by an independent data provider, with outperformance and lagging performance generally as follows (1- and 3-year periods ended as of March 31, 2024):

	Peer Group	Benchmark
Credit Opportunities Fund	Outperformed over trailing 3-year period	Outperformed over trailing 3-year period
	Lagged over trailing 1-year period	Lagged over trailing 1-year period

•  Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund's investment objective and philosophy.

•  A memorandum provided to the Trustees with management commentary on performance was discussed.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer funds for services comparable to those provided by the Adviser (and Subadviser) and referred to an independent data provider fee report, together with a management summary of the same. The Trustees noted the Adviser's representation that there are no other substantially similar accounts managed by the Adviser or Subadviser. They determined that the Adviser's fees were competitive, with the net management fee for the Fund being within the range of peers.

•  A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

•  The Trustees noted that the Subadviser is able to retain some or all of certain loan origination fees and that this represents a source of additional compensation associated with the Fund's investment program.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements paid to the Adviser.

•  The Trustees reviewed the Fund's expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees considered the Fund's expense ratio, noting that over time the Fund may show decreases and increases generally attributable to an increase or decrease in average net assets. The Trustees also considered the effect of Fund asset size on particular categories of expenses. The Trustees noted the impact on expense ratios of the administrative reimbursements charged by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. In considering the Fund's expense ratios to date, the Trustees noted significant subsidies and expense limitations undertaken by the Adviser and the favorable impact of those supports on performance. The Trustees observed that absent these subsidies, expenses would be higher and the Fund's performance would be lower.

•  The Trustees reviewed the Adviser's financial condition and profitability. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Subadvisory Agreement (unaudited)

At a meeting held on June 5-6, 2024, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Subadvisory Agreement.

In response to a letter sent to the Subadviser on behalf of the Independent Trustees requesting information about the Subadvisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the annual review process. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the continuation of the Subadvisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the Advisory Agreement. The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the direct lending business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the Subadvisory Agreement (and corresponding services provided by the Adviser). The Trustees commented on the background and experience of the Fund's Portfolio Managers and the quality of the Trustees' frequent meetings with them, both individually and as a group, throughout the year and in prior meetings. The Board, including the Independent Trustees, determined, among other things, that the size and nature of the Subadviser's staff that manage the Fund, and the nature and quality of advisory services provided by the Subadviser, are satisfactory and appropriate. The Board did not separately consider the profitability of the Subadviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sabrina Rusnak-Carlson

Deputy General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Jennifer Wilson

Chief Accounting Officer

Michael Luzzatto

Vice President

William Karim

Associate General Counsel

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Subadviser

First Eagle Alternative Credit, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund's Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Credit Opportunities Fund.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2024

First Eagle Credit Opportunities Fund is offered by
FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the schedule of investments contained under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please see Approval of Investment Advisory Contract included under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semiannual report.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

4

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Credit Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President
Date September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President
Date September 5, 2024

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer
Date September 5, 2024

*Print the name and title of each signing officer under his or her signature.

6